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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-02699

                                AIM Growth Series
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 9/30/07

Item 1.  Schedule of Investments.

                              AIM BASIC VALUE FUND

          Quarterly Schedule of Portfolio Holdings - September 30, 2007

AIMinvestments.com             BVA-QTR-1 9/07               A I M Advisors, Inc.

                                                      (AIM INVESTMENTS (R) LOGO)

AIM BASIC VALUE FUND

SCHEDULE OF INVETMENTS(a)
September 30, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
COMMON STOCKS & OTHER EQUITY INTERESTS-99.19%
ADVERTISING-5.63%
Interpublic Group of Cos., Inc. (The) (b)(c)         13,662,465   $  141,816,387
Omnicom Group Inc.                                    2,572,720      123,722,105
                                                                  --------------
                                                                     265,538,492
                                                                  --------------
APPAREL RETAIL-2.15%
Gap, Inc. (The)                                       5,497,156      101,367,557
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-1.93%
Bank of New York Mellon Corp. (The)                   2,064,937       91,146,319
                                                                  --------------
AUTO PARTS & EQUIPMENT-0.61%
WABCO Holdings Inc.                                     617,205       28,854,334
                                                                  --------------
BREWERS-2.94%
Molson Coors Brewing Co. -Class B                     1,393,902      138,930,212
                                                                  --------------
BUILDING PRODUCTS-1.42%
American Standard Cos., Inc.                          1,878,916       66,926,988
                                                                  --------------
COMPUTER HARDWARE-4.13%
Dell Inc. (c)                                         7,059,154      194,832,650
                                                                  --------------
CONSTRUCTION MATERIALS-2.79%
Cemex S.A.B. de C.V. -ADR (Mexico)(c)                 4,391,184      131,384,225
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-3.02%
Western Union Co.                                     6,782,825      142,235,840
                                                                  --------------
EDUCATION SERVICES-3.02%
Apollo Group, Inc. -Class A (c)                       2,365,181      142,265,637
                                                                  --------------
ELECTRONIC MANUFACTURING SERVICES-1.14%
Tyco Electronics Ltd.                                 1,512,285       53,580,258
                                                                  --------------
ENVIRONMENTAL & FACILITIES SERVICES-0.97%
Waste Management, Inc.                                1,214,666       45,841,495
                                                                  --------------
GENERAL MERCHANDISE STORES-3.13%
Target Corp.                                          2,319,583      147,455,891
                                                                  --------------
HEALTH CARE DISTRIBUTORS-3.18%
Cardinal Health, Inc.                                 2,395,787      149,808,561
                                                                  --------------
HOME IMPROVEMENT RETAIL-1.81%
Home Depot, Inc. (The)                                2,634,196       85,453,318
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
INDUSTRIAL CONGLOMERATES-4.83%
General Electric Co.                                  3,424,437   $  141,771,692
Tyco International Ltd.                               1,939,974       86,018,447
                                                                  --------------
                                                                     227,790,139
                                                                  --------------
INDUSTRIAL MACHINERY-2.51%
Illinois Tool Works Inc. (b)                          1,985,094      118,391,006
                                                                  --------------
INSURANCE BROKERS-1.20%
Marsh & McLennan Cos., Inc.                           2,229,342       56,848,221
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-2.71%
Merrill Lynch & Co., Inc.                               808,339       57,618,404
Morgan Stanley                                        1,111,137       70,001,631
                                                                  --------------
                                                                     127,620,035
                                                                  --------------
LIFE SCIENCES TOOLS & SERVICES-2.75%
Waters Corp. (c)                                      1,936,070      129,561,804
                                                                  --------------
MANAGED HEALTH CARE-4.70%
UnitedHealth Group Inc.                               4,580,135      221,815,938
                                                                  --------------
MOVIES & ENTERTAINMENT-2.17%
Walt Disney Co. (The)                                 2,973,650      102,263,824
                                                                  --------------
MULTI-LINE INSURANCE-1.07%
American International Group, Inc.                      744,833       50,387,952
                                                                  --------------
OIL & GAS DRILLING-3.50%
Transocean Inc. (c)                                   1,460,406      165,098,898
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-6.50%
Halliburton Co.                                       4,071,462      156,344,141
Weatherford International Ltd. (c)                    2,236,845      150,271,247
                                                                  --------------
                                                                     306,615,388
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-5.92%
Citigroup Inc.                                        3,692,891      172,347,223
JPMorgan Chase & Co.                                  2,335,397      107,007,891
                                                                  --------------
                                                                     279,355,114
                                                                  --------------
PACKAGED FOODS & MEATS-1.60%
Unilever N.V. (Netherlands)                           2,438,034       75,274,458
                                                                  --------------
PHARMACEUTICALS-6.19%
Pfizer Inc.                                           3,335,524       81,486,852
Sanofi-Aventis (France)(b)                            1,287,960      109,066,794
Wyeth                                                 2,280,542      101,598,146
                                                                  --------------
                                                                     292,151,792
                                                                  --------------

AIM BASIC VALUE FUND

                                                       SHARES          VALUE
                                                     ----------   --------------
PROPERTY & CASUALTY INSURANCE-1.45%
ACE Ltd.                                              1,127,978   $   68,321,628
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-2.81%
KLA-Tencor Corp.                                      2,378,691      132,683,384
                                                                  --------------
SPECIALIZED CONSUMER SERVICES-0.57%
H&R Block, Inc.                                       1,263,385       26,758,494
                                                                  --------------
SYSTEMS SOFTWARE-5.46%
CA Inc. (b)                                           5,775,278      148,540,150
Microsoft Corp.                                       3,692,751      108,788,445
                                                                  --------------
                                                                     257,328,595
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-3.31%
Fannie Mae                                            2,565,857      156,029,764
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES-2.07%
Sprint Nextel Corp.                                   5,149,002       97,831,038
                                                                  --------------
      Total Common Stocks & Other Equity Interests
        (Cost $3,372,535,055)                                      4,677,749,249
                                                                  --------------
MONEY MARKET FUNDS-1.12%
Liquid Assets Portfolio -Institutional
   Class(d)                                          26,367,167       26,367,167
Premier Portfolio -Institutional Class(d)            26,367,167       26,367,167
                                                                  --------------
      Total Money Market Funds
         (Cost $52,734,334)                                           52,734,334
                                                                  --------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-100.30%
   (Cost $3,425,269,389)                                           4,730,483,583
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN
MONEY MARKET FUNDS-1.29%
Liquid Assets Portfolio -Institutional Class
   (Cost $61,059,806)(d)(e)                          61,059,806       61,059,806
                                                                  --------------
TOTAL INVESTMENTS-101.60%
   (Cost $3,486,329,195)                                           4,791,543,389
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(1.60)%                               (75,374,718)
                                                                  --------------
NET ASSETS-100.00%                                                $4,716,168,671
                                                                  ==============

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at September 30, 2007.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC VALUE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM Basic Value Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM Basic Value Fund
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                   VALUE          PURCHASES         PROCEEDS          VALUE       DIVIDEND
FUND                              12/31/06         AT COST         FROM SALES       09/30/07       INCOME
----                            ------------   --------------   ---------------   ------------   ----------
Liquid Assets Portfolio -
   Institutional Class           $32,604,151   $  559,566,905   $  (565,803,889)   $26,367,167   $1,134,297
Premier  Portfolio-
   Institutional Class            32,604,151      559,566,905      (565,803,889)    26,367,167    1,129,291
                                 -----------   --------------   ---------------    -----------   ----------
      SUBTOTAL                   $65,208,302   $1,119,133,810   $(1,131,607,778)   $52,734,334   $2,263,588
                                 ===========   ==============   ===============    ===========   ==========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                    VALUE         PURCHASES         PROCEEDS          VALUE       DIVIDEND
FUND                              12/31/06         AT COST         FROM SALES       09/30/07       INCOME*
----                            ------------   --------------   ---------------   ------------   ----------
Liquid Assets Portfolio -
   Institutional Class          $402,677,294   $  817,894,268   $(1,159,511,756)  $ 61,059,806   $   82,174
STIC Prime
   Portfolio-Institutional
   Class                         402,677,295      398,217,534      (800,894,829)            --       89,559
                                ------------   --------------   ---------------   ------------   ----------
      SUBTOTAL                  $805,354,589   $1,216,111,802   $(1,960,406,585)  $ 61,059,806   $  171,733
                                ------------   --------------   ---------------   ------------   ----------
   TOTAL INVESTMENTS
      IN AFFILIATES             $870,562,891   $2,335,245,612   $(3,092,014,363)  $113,794,140   $2,435,321
                                ============   ==============   ===============   ============   ==========

*    Net of compensation to counterparties.

AIM BASIC VALUE FUND

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2007, securities with an aggregate value of $58,093,006 were on loan to brokers. The loans were secured by cash collateral of $61,059,806 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2007, the Fund received dividends on cash collateral investments of $171,733 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $798,716,711 and $1,906,413,825 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $1,426,403,574
Aggregate unrealized (depreciation) of investment securities     (130,431,989)
                                                               --------------
Net unrealized appreciation of investment securities           $1,295,971,585
                                                               ==============

Cost of investments for tax purposes is $3,495,571,804.

                              AIM ALLOCATION FUNDS
                        AIM Conservative Allocation Fund
                           AIM Growth Allocation Fund
                          AIM Moderate Allocation Fund
                       AIM Moderate Growth Allocation Fund
                   AIM Moderately Conservative Allocation Fund

         Quarterly Schedule of Portfolio Holdings - September 30, 2007

AIMinvestments.com               AAS-QTR-1 9/07             A I M Advisors, Inc.

                                                      (AIM INVESTMENTS (R) LOGO)

SCHEDULE OF INVESTMENTS
September 30, 2007
(Unaudited)

AIM  CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-99.92% (a)

                                                                    CHANGE IN
                   % OF                                             UNREALIZED
                    NET       VALUE     PURCHASES    PROCEEDS     APPRECIATION    REALIZED    DIVIDEND     SHARES       VALUE
                  ASSETS    12/31/06     AT COST    FROM SALES   (DEPRECIATION) GAIN (LOSS)    INCOME     09/30/07     09/30/07
                  ------  ------------ ----------- ------------  -------------- -----------  ---------- ------------ -----------
AIM Charter Fund    4.96% $  4,635,648 $ 1,929,503 $ (1,146,073)   $   273,766  $   285,865  $       --      341,836 $  5,978,709
AIM Floating Rate
   Fund             6.81%    6,061,100   3,323,588     (852,932)      (297,559)     (12,063)    384,993      938,600    8,222,134
AIM International
   Core Equity
   Fund             2.51%    2,305,904     964,752     (547,266)       155,182      154,659          --      185,974    3,033,231
AIM International
   Total Return
   Fund(b)          4.22%    3,412,538   1,958,234     (523,286)       231,739        6,862      71,635      462,999    5,086,087
AIM Large Cap
   Basic Value
   Fund             2.38%    2,341,691     964,752     (567,289)        26,281      104,220          --      175,514    2,869,655
AIM Large Cap
   Growth Fund(c)   2.56%    2,285,908     964,751     (490,248)       227,200      106,674          --      235,486    3,094,285
AIM Limited
   Maturity
   Treasury Fund    8.11%    6,878,691   3,797,099     (988,966)       107,311      (10,700)    273,649      966,743    9,783,435
AIM Multi-Sector
   Fund             2.49%    2,305,888     964,752     (554,064)       139,010      155,087          --       98,036    3,010,673
                  ------  ------------ ----------- ------------    -----------  -----------  ----------   ---------- ------------
AIM Short-Term
   Bond Fund       24.04%   20,669,185  11,563,582   (2,987,655)      (162,794)     (74,280)  1,017,659    2,981,299   29,008,038
                  ------  ------------ ----------- ------------    -----------  -----------  ----------   ---------- ------------
AIM Structured
   Growth Fund      2.49%    2,307,786     964,752     (515,610)       176,570       73,651          --      252,278    3,007,149
AIM Structured
   Value Fund       2.40%    2,292,957     964,751     (457,969)        46,002       52,674          --      245,420    2,898,415
AIM Total Return
   Bond Fund       22.27%   19,034,753  10,802,292   (2,710,653)      (182,652)     (74,021)    938,608    2,634,327   26,869,719
AIM Trimark
   Endeavor Fund    4.68%    4,921,751   1,929,503   (1,513,277)      (162,824)     473,069          --      333,819    5,648,222
                  ------  ------------ ----------- ------------    -----------  -----------  ----------   ---------- ------------
Liquid Assets
   Portfolio       10.00%           --  13,099,155   (1,025,788)            --           --     368,132   12,073,367   12,073,367
                  ------  ------------ ----------- ------------    -----------  -----------  ----------   ---------- ------------
TOTAL INVESTMENTS
   IN AFFILIATED
   ISSUERS (Cost
   $117,250,673)   99.92% $ 79,453,800 $54,191,466 $(14,881,076)   $   577,232  $ 1,241,697  $3,054,676              $120,583,119
                  ======  ============ =========== ============    ===========  ===========  ==========              ============
OTHER ASSETS LESS
   LIABILITIES      0.08%                                                                                                  94,510
                  ======                                                                                             ============
NET ASSETS        100.00%                                                                                            $120,677,629
                  ======                                                                                             ============

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Effective February 28, 2007, AIM International Bond Fund was renamed AIM International Total Return Fund.

(c) Non-income producing security. A security is determined to be a non-income producing if the security has not declared a distribution in more than one year from the report date.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE

AIM GROWTH SERIES

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share. Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely

AIM GROWTH SERIES
     to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

          Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

                                                               AIM GROWTH SERIES

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by each Fund during the nine months ended September 30, 2007 were as follows:

                                              PURCHASES (EXCLUDING   SALES (EXCLUDING
                                                 U.S. TREASURY         U.S TREASURY
                                                   SECURITIES)          SECURITIES)
                                              --------------------   ----------------
AIM Conservative Allocation Fund                  $ 41,092,311          $13,855,288
AIM Growth Allocation Fund                         249,121,347           26,021,984
AIM Moderate Allocation Fund                       178,823,957           35,898,735
AIM Moderate Growth Allocation Fund                239,631,395            8,313,196
AIM Moderately Conservative Allocation Fund         69,876,901            4,321,042

     For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end. At September 30, 2007, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

                                                                                             NET UNREALIZED
                                                 FEDERAL      UNREALIZED      UNREALIZED     APPRECIATION
                                                TAX COST     APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                              ------------   ------------   --------------   --------------
AIM Conservative Allocation Fund              $117,530,441   $  4,261,270    $(1,208,593)     $  3,052,678
AIM Growth Allocation Fund                     622,553,524    103,030,394       (573,511)      102,456,883
AIM Moderate Allocation Fund                   697,341,376     82,657,855     (4,853,164)       77,804,691
AIM Moderate Growth Allocation Fund            448,465,462     40,959,448     (1,563,080)       39,396,368
AIM Moderately Conservative Allocation Fund    104,067,373      3,559,074       (804,984)        2,754,088

In a Fund's initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

                             AIM Global Equity Fund
          Quarterly Schedule of Portfolio Holdings - September 30, 2007

AIMinvestments.com               GEQ-QTR-1 9/07             A I M Advisors, Inc.

                                                      (AIM INVESTMENTS (R) LOGO)

AIM Global Equity Fund

SCHEDULE OF INVESTMENTS(a)
September 30, 2007
(Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-48.65%
AUSTRALIA-6.16%
Australia and New Zealand Banking Group
   Ltd. (Diversified Banks) (b)                           143,464   $  3,773,790
Commonwealth Bank of Australia (Diversified
   Banks) (b)                                             181,552      9,066,427
Macquarie Bank Ltd. (Investment Banking &
   Brokerage) (b)(c)                                       28,811      2,144,466
Westpac Banking Corp. (Diversified Banks)
   (b)(c)                                                 507,374     12,805,615
Zinifex Ltd. (Diversified Metals & Mining)
   (b)                                                    528,056      8,229,960
                                                                    ------------
                                                                      36,020,258
                                                                    ------------
BELGIUM-3.03%
Dexia SA (Diversified Banks) (b)(c)                       394,561     11,939,660
Fortis (Other Diversified Financial
   Services)                                               29,427        866,595
Fortis - Rts. (Other Diversified Financial
   Services) (d)                                           29,427        156,532
GIMV N.V. (Multi-Sector Holdings)                          69,153      4,734,703
                                                                    ------------
                                                                      17,697,490
                                                                    ------------
CANADA-4.45%
Laurentian Bank of Canada (Regional
   Banks) (c)                                              96,900      4,181,261
Major Drilling Group Intl Inc. (Diversified
   Metals & Mining) (d)                                    55,000      2,945,836
Methanex Corp. (Commodity Chemicals)                      392,600      9,970,982
Metro Inc. (Food Retail)                                  137,100      4,848,557
Research in Motion Ltd. (Communications
   Equipment) (d)                                          41,500      4,086,552
                                                                    ------------
                                                                      26,033,188
                                                                    ------------
DENMARK-1.83%
A.S. Dampsskibsselskabet Torm (Oil & Gas
   Storage & Transportation) (b)                           56,100      2,293,803
Novo Nordisk A.S.-Class B
   (Pharmaceuticals) (b)                                   63,900      7,730,419
William Demant Holdings A.S. (Health Care
   Equipment) (b)(c)(d)                                     7,700        682,472
                                                                    ------------
                                                                      10,706,694
                                                                    ------------
FRANCE-5.75%
Axa (Multi-Line Insurance) (b)(c)                         352,593     15,728,088
BNP Paribas (Diversified Banks) (b)                       124,154     13,570,512
Rallye S.A. (Food Retail)                                  35,010      2,496,388
UbiSoft Entertainment S.A. (Home
   Entertainment Software) (d)                             26,815      1,831,738
                                                                    ------------
                                                                      33,626,726
                                                                    ------------

                                                         SHARES         VALUE
                                                      -----------   ------------
GERMANY-7.78%
Altana A.G. (Specialty Chemicals)                     $   163,690   $  3,945,107
BASF A.G. (Diversified Chemicals) (b)                      27,932      3,855,512
DaimlerChrysler A.G. (Automobile
   Manufacturers)                                         135,782     13,678,639
Deutsche Bank A.G. (Diversified Capital
   Markets) (c)                                            35,396      4,562,223
Norddeutsche Affinerie A.G. (Diversified
   Metals & Mining) (c)                                   261,147     11,470,589
VolkswA.G.en A.G. (Automobile
   Manufacturers)                                          35,269      7,972,094
                                                                    ------------
                                                                      45,484,164
                                                                    ------------
HONG KONG-0.10%
Seaspan Corp (Marine)                                      17,700        582,330
                                                                    ------------
ITALY-1.28%
Eni S.p.A. (Integrated Oil & Gas) (b)                     202,266      7,496,856
                                                                    ------------
JAPAN-5.95%
Arisawa Mfg. Co., Ltd. (Electronic
   Equipment Manufacturers) (b)(c)                         90,000        791,311
Chuo Mitsui Trust Holdings (Diversified
   Banks) (b)                                             707,000      5,488,602
Circle K Sunkus Co., Ltd. (Food
   Retail) (b)(c)                                          83,800      1,299,924
Denki Kogyo Co., Ltd. (Communications
   Equipment) (c)                                         263,000      1,817,922
Kansai Electric Power Co., Inc. (The)
   (Electric Utilities) (b)(c)                            126,100      2,875,351
Kyushu Electric Power Co., Inc. (Electric
   Utilities) (c)                                         424,100     11,223,825
Marusan Securities Co., Ltd. (Investment
   Banking & Brokerage) (b)(c)                            264,200      2,433,226
Matsushita Electric Industrial Co., Ltd.
   (Consumer Electronics) (b)                              97,000      1,811,284
Resona Holdings, Inc. (Regional Banks) (b)                  1,542      2,634,078
Tohoku Electric Power Co., Inc. (Electric
   Utilities) (b)(c)                                       14,800        315,880
Toyo Securities Co., Ltd. (Investment
   Banking & Brokerage) (b)                               428,000      1,504,024
Yodogawa Steel Works, Ltd. (Steel) (b)(c)                 526,000      2,602,787
                                                                    ------------
                                                                      34,798,214
                                                                    ------------
NETHERLANDS-0.12%
Aegon N.V. (Life & Health Insurance) (b)                   35,681        682,720
                                                                    ------------
POLAND-0.65%
KGHM Polska Miedz S.A. (Diversified Metals
   & Mining) (b)                                           81,800   $  3,801,485
                                                                    ------------

AIM Global Equity Fund

                                                         SHARES         VALUE
                                                      -----------   ------------
SOUTH KOREA-0.56%
S-Oil Corp. (Oil & Gas Refining &
   Marketing) (b)                                          36,977   $  3,277,960
                                                                    ------------
SPAIN-1.52%
Gestevision Telecinco S.A. (Broadcasting &
   Cable TV) (b)                                          237,523      6,227,043
Industria de Diseno Textil, S.A. (Apparel
   Retail) (b)                                             39,610      2,665,738
                                                                    ------------
                                                                       8,892,781
                                                                    ------------
SWEDEN-1.92%
Industrivarden A.B. -Class C (Multi-Sector
   Holdings)                                              363,800      7,607,749
Sandvik A.B. (Industrial Machinery)                       169,400      3,634,488
                                                                    ------------
                                                                      11,242,237
                                                                    ------------
SWITZERLAND-3.83%
Basler Kantonalbank -PC (Regional Banks)                   52,881      5,160,518
Nestle S.A. (Packaged Foods & Meats)                       38,414     17,258,638
                                                                    ------------
                                                                      22,419,156
                                                                    ------------
TAIWAN-0.67%
China Steel Corp. (Steel) (b)                           2,045,757      2,948,815
Formosa Petrochemical Corp. (Oil & Gas
   Refining & Marketing) (b)                              332,000        986,014
                                                                    ------------
                                                                       3,934,829
                                                                    ------------
UNITED KINGDOM-3.05%
Antofagasta PLC (Diversified Metals &
   Mining) (b)                                            226,039      3,504,501
Tesco PLC (Food Retail)                                 1,598,462     14,365,817
                                                                    ------------
                                                                      17,870,318
                                                                    ------------
      Total Foreign Common Stocks &
         Other Equity Interests
         (Cost $259,594,926)                                         284,567,406
                                                                    ------------
DOMESTIC COMMON STOCKS-43.96%
AEROSPACE & DEFENSE-3.11%
Lockheed Martin Corp.                                     150,591     16,337,618
Northrop Grumman Corp.                                     23,628      1,842,984
                                                                    ------------
                                                                      18,180,602
                                                                    ------------
AIRLINES-1.43%
Continental Airlines, Inc.-Class B (d)                     54,515      1,800,630
UAL Corp. (d)                                             126,665      5,893,723
US Airways Group, Inc. (d)                                 26,356        691,845
                                                                    ------------
                                                                       8,386,198
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL-0.05%
RadioShack Corp.                                           14,078        290,851
                                                                    ------------
COMPUTER HARDWARE-5.45%
Apple, Inc. (d)                                            97,605     14,986,272
Hewlett-Packard Co.                                        91,509      4,556,233

                                                         SHARES         VALUE
                                                      -----------   ------------
COMPUTER HARDWARE-(CONTINUED)
International Business Machines Corp.                     104,505   $ 12,310,689
                                                                    ------------
                                                                      31,853,194
                                                                    ------------
CONSTRUCTION & ENGINEERING-0.08%
Perini Corp. (d)                                            8,279        463,044
                                                                    ------------
CONSUMER FINANCE-0.42%
Capital One Financial Corp.                                36,837      2,447,082
                                                                    ------------
ELECTRIC UTILITIES-0.64%
Edison International                                       67,853      3,762,449
                                                                    ------------
FOOD RETAIL-0.50%
SUPERVALU Inc.                                             74,922      2,922,707
                                                                    ------------
GENERAL MERCHANDISE STORES-1.33%
Family Dollar Stores, Inc.                                292,012      7,755,839
                                                                    ------------
HEALTH CARE DISTRIBUTORS-1.19%
AmerisourceBergen Corp.                                    23,323      1,057,232
McKesson Corp.                                            100,598      5,914,156
                                                                    ------------
                                                                       6,971,388
                                                                    ------------
HEALTH CARE EQUIPMENT-1.36%
Baxter International Inc.                                 141,711      7,975,495
                                                                    ------------
HEALTH CARE SUPPLIES-0.14%
Alcon, Inc. (c)                                             5,649        813,004
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS-0.68%
Constellation Energy Group                                 46,609      3,998,586
                                                                    ------------
INTEGRATED OIL & GAS-4.27%
Chevron Corp.                                             160,682     15,036,622
ExxonMobil Corp.                                          107,256      9,927,615
                                                                    ------------
                                                                      24,964,237
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES-0.55%
Embarq Corp.                                               58,198      3,235,809
                                                                    ------------
INTERNET RETAIL-1.08%
Blue Nile, Inc. (c)(d)                                     66,984      6,304,534
                                                                    ------------
INVESTMENT BANKING & BROKERAGE-3.66%
Goldman Sachs Group, Inc. (The)                            43,141      9,350,380
Merrill Lynch & Co., Inc.                                 168,955     12,043,113
                                                                    ------------
                                                                      21,393,493
                                                                    ------------
IT CONSULTING & OTHER SERVICES-2.67%
Accenture Ltd. -Class A                                   338,598     13,628,570
SAIC, Inc. (d)                                            105,013      2,015,199
                                                                    ------------
                                                                      15,643,769
                                                                    ------------
LEISURE PRODUCTS-0.11%
JAKKS Pacific, Inc. (d)                                    24,232        647,237
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Global Equity Fund

                                                         SHARES         VALUE
                                                      -----------   ------------
MANAGED HEALTH CARE-1.81%
Aetna Inc.                                                 81,981   $  4,449,109
                                                                    ------------
AMERIGROUP Corp. (d)                                       96,505      3,327,492
Humana Inc. (d)                                            25,452      1,778,586
Molina Healthcare Inc. (d)                                 28,517      1,034,312
                                                                    ------------
                                                                      10,589,499
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES-1.30%
Tidewater Inc.                                            120,918      7,598,487
                                                                    ------------
OIL & GAS REFINING & MARKETING-1.17%
Valero Energy Corp.                                       102,174      6,864,049
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES-2.73%
JPMorgan Chase & Co.                                      348,192     15,954,157
                                                                    ------------
PERSONAL PRODUCTS-0.17%
Alberto-Culver Co.                                         39,933        989,939
                                                                    ------------
RESTAURANTS-1.04%
McDonald's Corp.                                          111,407      6,068,339
                                                                    ------------
SEMICONDUCTOR EQUIPMENT-1.90%
Applied Materials, Inc.                                   537,136     11,118,715
                                                                    ------------
SEMICONDUCTORS-0.45%
Texas Instruments Inc.                                     71,096      2,601,403
                                                                    ------------
STEEL-1.76%
Reliance Steel & Aluminum Co.                             181,853     10,281,969
                                                                    ------------
SYSTEMS SOFTWARE-1.63%
Microsoft Corp.                                           323,055      9,517,200
                                                                    ------------
THRIFTS & MORTGAGE FINANCE-0.07%
Corus Bankshares, Inc. (c)                                 33,407        434,959
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES-1.21%
Telephone and Data Systems, Inc.                          106,220      7,090,185
                                                                    ------------
      Total Domestic Common Stocks
         (Cost $230,935,576)                                         257,118,419
                                                                    ------------
MONEY MARKET FUNDS-4.10%
Liquid Assets Portfolio --Institutional
   Class(e)                                            11,984,456     11,984,456
Premier Portfolio --Institutional Class(e)             11,984,456     11,984,456
                                                                    ------------
      Total Money Market Funds
         (Cost $23,968,912)                                           23,968,912
                                                                    ------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-96.71%
   (Cost $514,499,414)                                               565,654,737
                                                                    ------------

                                                         SHARES         VALUE
                                                      -----------   ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN
MONEY MARKET FUNDS-15.37%
Liquid Assets Portfolio -Institutional Class
   (Cost $89,922,313)(e)(f)                            89,922,313    $89,922,313
                                                                    ------------
TOTAL INVESTMENTS-112.08%
   (Cost $604,421,727)                                               655,577,050
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-(12.08)%                               (70,681,979)
                                                                    ------------
NET ASSETS-100.00%                                                  $584,895,071
                                                                    ============

Investment Abbreviations:

Rts. -- Rights

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2007 was $145,168,323, which represented 24.82% of the Fund's Net Assets. See Note 1A.

(c)  All or a portion of this security was out on loan at September 30, 2007.

(d)  Non-income producing security.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Global Equity Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM Global Equity Fund

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Global Equity Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                            VALUE        PURCHASES       PROCEEDS        VALUE      DIVIDEND
FUND                       12/31/06       AT COST       FROM SALES      09/30/07     INCOME
----                     -----------   ------------   -------------   -----------   ---------
Liquid Assets
   Portfolio -
   Institutional Class   $ 6,497,631   $ 67,555,959   $ (62,069,134)  $11,984,456   $359,382
Premier Portfolio-
   Institutional Class     6,497,631     67,555,959     (62,069,134)   11,984,456    357,918
                         -----------   ------------   -------------   -----------   --------
   SUBTOTAL              $12,995,262   $135,111,918   $(124,138,268)  $23,968,912   $717,300
                         -----------   ------------   -------------   -----------   --------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                             VALUE        PURCHASES       PROCEEDS         VALUE       DIVIDEND
FUND                        12/31/06       AT COST       FROM SALES      09/30/07       INCOME*
----                      -----------   ------------   -------------   ------------   ----------
Liquid Assets
   Portfolio -
   Institutional Class    $22,269,452   $236,648,043   $(168,995,182)  $ 89,922,313   $  297,913
STIC Prime Portfolio -
   Institutional Class     22,269,452    121,265,883    (143,535,335)            --      188,837
                          -----------   ------------   -------------   ------------   ----------
   SUBTOTAL               $44,538,904   $357,913,926   $(312,530,517)  $ 89,922,313   $  486,750
                          -----------   ------------   -------------   ------------   ----------
      TOTAL INVESTMENTS
         IN AFFILIATES    $57,534,166   $493,025,844   $(436,668,785)  $113,891,225   $1,204,050
                          ===========   ============   =============   ============   ==========

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2007, securities with an aggregate value of $86,826,774 were on loan to brokers. The loans were secured by cash collateral of $89,922,313 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2007, the Fund received dividends on cash collateral investments of $486,750 for securities lending transactions, which are net of compensation to counterparties.

AIM Global Equity Fund

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $ 697,427,321 and $ 716,148,794 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities           $56,603,417
Aggregate unrealized (depreciation) of investment securities          (7,137,200)
                                                                     -----------
Net unrealized appreciation of investment securities                 $49,466,217
                                                                     ===========

Cost of investments for tax purposes is $ 606,110,833.

                              AIM ALLOCATION FUNDS
                        AIM Conservative Allocation Fund
                           AIM Growth Allocation Fund
                          AIM Moderate Allocation Fund
                       AIM Moderate Growth Allocation Fund
                   AIM Moderately Conservative Allocation Fund

         Quarterly Schedule of Portfolio Holdings - September 30, 2007

AIMinvestments.com               AAS-QTR-1 9/07             A I M Advisors, Inc.

                                                      (AIM INVESTMENTS (R) LOGO)

SCHEDULE OF INVESTMENTS
September 30, 2007
(Unaudited)

AIM GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.03% (a)

                                                                      CHANGE IN
                   % OF                                               UNREALIZED   REALIZED
                    NET        VALUE     PURCHASES     PROCEEDS     APPRECIATION     GAIN       DIVIDEND   SHARES        VALUE
                  ASSETS     12/31/06     AT COST     FROM SALES   (DEPRECIATION)    (LOSS)      INCOME    09/30/07    09/30/07
                  ------   ------------ ------------ ------------  -------------- -----------  ---------- ---------  ------------
AIM Dynamics Fund
   (b)              4.96%  $ 22,388,480 $ 11,526,415 $ (2,635,867)   $ 3,426,146  $1,139,521   $       -- 1,420,717  $ 35,844,695
AIM High Yield
   Fund             4.93%    21,370,007   16,266,987     (890,916)    (1,034,908)     30,248    1,721,465 8,123,050    35,741,418
AIM International
   Core Equity
   Fund            12.62%    54,794,569   30,038,494   (2,316,740)     8,085,863     878,407           -- 5,608,865    91,480,593
AIM International
   Growth Fund     12.84%    56,771,994   28,816,037   (5,896,631)    10,618,688   2,751,761           -- 2,632,584    93,061,849
AIM Large Cap
   Basic Fund       8.35%    38,919,285   20,625,463   (1,605,099)     2,248,128     302,208           -- 3,699,693    60,489,985
AIM Large Cap
   Growth Fund(b)  10.29%    43,436,779   25,118,250   (1,838,609)     7,494,623     392,636           -- 5,677,601    74,603,679
                  ------   ------------ ------------ ------------    -----------  ----------   ---------- ---------  ------------
AIM Multi-Sector
   Fund            12.51%    54,760,244   29,716,922   (2,391,736)     7,721,847     887,830           -- 2,953,276    90,695,107
                  ------   ------------ ------------ ------------    -----------  ----------   ---------- ---------  ------------
AIM Real Estate
   Fund             5.10%    22,847,294   16,499,681     (950,554)    (1,668,578)    217,422      514,568 1,135,380    36,945,265
AIM Small Cap
   Growth Fund     10.00%    44,836,188   23,052,830   (4,065,397)     7,844,085     862,635           -- 2,099,894    72,530,341
AIM Structured
   Growth Fund     10.00%    43,825,902   24,796,654   (1,840,548)     5,400,278     332,084           -- 6,083,420    72,514,370
AIM Structured
   Value Fund       8.43%    38,132,356   22,663,614   (1,589,887)     1,659,582     237,440           -- 5,173,845    61,103,105
                  ------   ------------ ------------ ------------    -----------  ----------   ---------- ---------  ------------
TOTAL INVESTMENTS
   IN AFFILIATED
   ISSUERS (Cost
   $622,549,716)  100.03%  $442,083,098 $249,121,347 $(26,021,984)   $51,795,754  $8,032,192   $2,236,033            $725,010,407
                  ======   ============ ============ ============    ===========  ==========   ==========            ============
OTHER ASSETS LESS
   LIABILITIES     (0.03)%                                                                                               (248,187)
                  ======                                                                                             ============
NET ASSETS        100.00%                                                                                            $724,762,220
                  ======                                                                                             ============

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Non-income producing security. A security is determined to be a non-income producing if the security has not declared a distribution in more than one year from the report date.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE

AIM GROWTH SERIES

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share. Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely

AIM GROWTH SERIES
     to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

          Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

                                                               AIM GROWTH SERIES

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by each Fund during the nine months ended September 30, 2007 were as follows:

                                              PURCHASES (EXCLUDING   SALES (EXCLUDING
                                                 U.S. TREASURY         U.S TREASURY
                                                   SECURITIES)          SECURITIES)
                                              --------------------   ----------------
AIM Conservative Allocation Fund                  $ 41,092,311          $13,855,288
AIM Growth Allocation Fund                         249,121,347           26,021,984
AIM Moderate Allocation Fund                       178,823,957           35,898,735
AIM Moderate Growth Allocation Fund                239,631,395            8,313,196
AIM Moderately Conservative Allocation Fund         69,876,901            4,321,042

     For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end. At September 30, 2007, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

                                                                                             NET UNREALIZED
                                                 FEDERAL      UNREALIZED      UNREALIZED     APPRECIATION
                                                TAX COST     APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                              ------------   ------------   --------------   --------------
AIM Conservative Allocation Fund              $117,530,441   $  4,261,270    $(1,208,593)     $  3,052,678
AIM Growth Allocation Fund                     622,553,524    103,030,394       (573,511)      102,456,883
AIM Moderate Allocation Fund                   697,341,376     82,657,855     (4,853,164)       77,804,691
AIM Moderate Growth Allocation Fund            448,465,462     40,959,448     (1,563,080)       39,396,368
AIM Moderately Conservative Allocation Fund    104,067,373      3,559,074       (804,984)        2,754,088

In a Fund's initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

                           AIM INCOME ALLOCATION FUND

          Quarterly Schedule of Portfolio Holdings - September 30, 2007

AIMinvestments.com              INCAL-QTR-1 9/07            A I M Advisors, Inc.

                                                       (AIM INVESTMENTS(R) LOGO)

AIM INCOME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

September 30, 2007
(Unaudited)

SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-99.88% (a)

                                                                          CHANGE IN
                                                                          UNREALIZED    REALIZED
                        % OF NET     VALUE     PURCHASES     PROCEEDS   APPRECIATION      GAIN     DIVIDEND     SHARES      VALUE
                         ASSETS    12/31/06     AT COST     FROM SALES  (DEPRECIATION)   (LOSS)     INCOME     9/30/07     9/30/07
                        --------  ----------  -----------  -----------  --------------  --------  ----------  ---------  -----------
AIM Diversified
   Dividend Fund          14.62%   5,701,953  $ 8,659,518  $  (656,050)   $ 262,770       52,553  $  153,123    988,072  $14,020,744
AIM Floating Rate Fund     6.81%   2,542,260    4,560,136     (338,731)    (224,699)      (7,759)    257,349    745,572    6,531,207
AIM High Yield Fund       13.79%   5,231,431    8,985,393     (620,273)    (370,872)      (1,411)    558,807  3,005,515   13,224,268
AIM IncomeFund             8.49%   3,081,518    5,665,933     (408,837)    (179,453)     (13,612)    267,655  1,337,529    8,145,549
AIM Intermediate
   Government Fund         7.09%   2,532,246    4,646,946     (339,552)     (30,491)      (4,755)    212,793    803,352    6,804,394
AIM International Core
   Equity Fund             5.03%   1,910,709    2,773,485     (248,270)     349,915       44,051          --    296,131    4,829,890
AIM International
   Total Return Fund(b)    5.28%   1,795,868    3,283,679     (244,109)     222,171        4,388      67,886    461,020    5,061,997
AIM Real Estate Fund       7.13%   2,749,665    4,677,741     (310,514)    (296,611)      22,149      91,705    210,277    6,842,430
AIM Short Term Bond
   Fund                    5.99%   2,168,968    3,913,131     (289,176)     (41,777)      (1,978)    171,085    590,870    5,749,168
AIM Total Return Bond
   Fund                   17.64%   6,333,459   11,582,541     (842,504)    (145,260)     (10,388)    500,727  1,658,613   16,917,848
AIM Utilities Fund         8.01%   3,073,683    4,396,836     (360,471)     495,998        81,753     97,495    405,047    7,687,799
TOTAL INVESTMENTS
   IN AFFILIATED
   UNDERLYING FUNDS
   (Cost $94,980,468)     99.88%  37,121,760  $63,145,339  $(4,658,487)   $  41,691     $164,991   2,378,625             $95,815,294
                         ------   ----------  -----------  -----------    ---------     --------  ----------             -----------
OTHER ASSETS LESS
   LIABILITIES             0.12%                                                                                             113,869
                         ------                                                                                          -----------
NET ASSETS               100.00%                                                                                         $95,929,163
                         ======                                                                                          ===========

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Effective February 28, 2007, AIM International Bond Fund was renamed AIM International Total Return Fund.

AIM INCOME ALLOCATION FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant

AIM INCOME ALLOCATION FUND
     and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $63,145,339 and $4,658,487, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 1,909,385
Aggregate unrealized (depreciation) of investment securities    (1,102,306)
                                                               -----------
Net unrealized appreciation of investment securities           $   807,079
                                                               ===========

Cost of investments for tax purposes is $95,008,215.

                           AIM INDEPENDENCE NOW FUNDS
                           AIM INDEPENDENCE 2010 FUND
                           AIM INDEPENDENCE 2020 FUND
                           AIM INDEPENDENCE 2030 FUND
                           AIM INDEPENDENCE 2040 FUND
                           AIM INDEPENDENCE 2050 FUND
          Quarterly Schedule of Portfolio Holdings -September 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   IND-QTR-1 9/07   A I M Advisors, Inc.

AIM Independence Now Fund
September 30, 2007
(Unaudited)

                                        VALUE                                 CHANGE IN
                                       01/31/07                 PROCEEDS     UNREALIZED    REALIZED
                          % OF NET  (COMMENCEMENT   PURCHASES     FROM      APPRECIATION     GAIN    DIVIDEND   SHARES      VALUE
                           ASSETS       DATE)        AT COST      SALES    (DEPRECIATION)   (LOSS)    INCOME   09/30/07   09/30/07
                          --------  -------------  ----------  ----------  --------------  --------  --------  --------  ----------
SCHEDULE OF INVESTMENTS
   IN AFFILIATED
   ISSUERS-99.13%(A)
DOMESTIC EQUITY
   FUNDS--27.82%
AIM Diversified Dividend
   Fund                      4.36%       $--       $   52,015  $  (6,066)     $   803       $ 239     $   403    3,311   $   46,991
AIM Structured Growth
   Fund                      2.80%        --           32,256     (3,791)       1,533         180          --    2,532       30,178
AIM Structured Value
   Fund                      2.70%        --           32,256     (3,791)         481         131          --    2,462       29,077
AIM Trimark Small
   Companies Fund            1.32%        --           15,878     (1,866)          71         117          --      847       14,200
PowerShares Dynamic
   Large Cap Growth
   Portfolio                 2.69%        --           31,361     (4,838)       2,431          29          --    1,540       28,983
PowerShares Dynamic
   Large Cap Value
   Portfolio                 2.56%        --           31,364     (4,857)       1,141        (109)        338    1,324       27,539
PowerShares Dynamic
   Small Cap Growth
   Portfolio(b)              1.60%        --           20,326     (3,134)         153         (65)         --      951       17,280
PowerShares Dynamic
   Small Cap Value
   Portfolio                 1.58%        --           20,283     (3,091)         (29)       (102)         72      951       17,061
PowerShares FTSE RAFI
   US 1000 Portfolio         6.21%        --           76,298    (11,766)       2,502        (169)        353    1,086       66,865
PowerShares FTSE RAFI
   US 1500 Small-Mid
   Portfolio                 2.00%        --           25,089     (3,805)         311         (61)         42      381       21,534
   Subtotal Domestic
      Equity Funds                        --          337,126    (47,005)       9,397         190       1,208               299,708
FIXED-INCOME
   FUNDS--61.25%
AIM Floating Rate Fund       5.56%        --           69,332     (7,941)      (1,344)       (148)      1,766    6,838       59,899
AIM High Yield Fund          2.63%        --           32,579     (3,726)        (512)        (56)        882    6,428       28,285
AIM Intermediate
   Government Fund           8.60%        --          105,206    (12,108)        (455)        (22)      2,183   10,935       92,621
AIM International Total
   Return Fund (c)           3.77%        --           44,143     (5,137)       1,494         164         440    3,703       40,664
AIM Limited Maturity
   Fund                      2.69%        --           32,448     (3,754)         235          19         513    2,861       28,948
AIM Short Term Bond Fund    15.88%        --          194,740    (22,437)      (1,131)        (62)      3,848   17,586      171,110
AIM Total Return Bond
   Fund                     22.12%        --          271,452    (31,279)      (1,931)         52       5,334   23,362      238,294
   Subtotal Fixed-Income
      Funds                               --          749,900    (86,382)      (3,644)        (53)     14,966               659,821
FOREIGN EQUITY
   FUNDS--6.52%
AIM International Core
   Equity Fund               3.23%        --           36,687     (4,312)       2,077         328          --    2,133       34,780
AIM International Growth
   Fund                      1.71%        --           18,843     (2,215)       1,620         229          --      523       18,477
PowerShares
   International
   Dividend Achievers
   Portfolio                 1.58%        --           18,331     (2,810)       1,481          11         193      798       17,013
   Subtotal Foreign
      Equity Funds                        --           73,861     (9,337)       5,178         568         193                70,270
MONEY MARKET
   FUNDS--3.54%
Liquid Assets
   Portfolio                 3.08%        --          149,919   (116,782)          --          --         829   33,137       33,137
Premier Portfolio            0.46%        --          111,343   (106,333)          --          --         132    5,010        5,010
   Subtotal Money Market
      Funds                               --          261,262   (223,115)          --          --         961                38,147
TOTAL INVESTMENTS IN
   AFFILIATED ISSUERS
   (Cost $1,057,015)        99.13%        --        1,422,149   (365,839)      10,931         705      17,328             1,067,946
OTHER ASSETS LESS
   LIABILITIES               0.87%                                                                                            9,410
NET ASSETS                 100.00%                                                                                       $1,077,356

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

(c) On Feburary 28, 2007, AIM International Bond Fund was renamed to AIM International Total Return Rund.

See accompanying Notes which are an intergal part of this schedule.

AIM Independence 2010 Fund
September 30, 2007
(Unaudited)

                                        VALUE                                 CHANGE IN
                                       01/31/07                 PROCEEDS     UNREALIZED    REALIZED
                          % OF NET  (COMMENCEMENT   PURCHASES     FROM      APPRECIATION     GAIN    DIVIDEND   SHARES      VALUE
                           ASSETS       DATE)        AT COST      SALES    (DEPRECIATION)   (LOSS)    INCOME   09/30/07   09/30/07
                          --------  -------------  ----------  ----------  --------------  --------  --------  --------  ----------
SCHEDULE OF INVESTMENTS
   IN AFFILIATED
   ISSUERS-100.47%(A)
DOMESTIC EQUITY
   FUNDS--31.82%
AIM Diversified Dividend
   Fund                     4.77%        $--       $   97,714  $  (4,568)     $  1,431     $    85   $   775     6,671   $   94,662
AIM Structured Growth
   Fund                     3.09%         --           61,225     (2,885)        2,855          49        --     5,138       61,244
AIM Structured Value
   Fund                     2.97%         --           61,225     (2,885)          580         (13)       --     4,988       58,907
AIM Trimark Small
   Companies Fund           1.48%         --           30,613     (1,442)          143          87        --     1,754       29,401
PowerShares Dynamic
   Large Cap Growth
   Portfolio                3.14%         --           59,953     (2,225)        4,620         (91)       --     3,308       62,257
PowerShares Dynamic
   Large Cap Value
   Portfolio                2.97%         --           59,857     (2,225)        1,470        (134)      668     2,835       58,968
PowerShares Dynamic
   Small Cap Growth
   Portfolio (b)            1.93%         --           39,879     (1,478)           27         (89)       --     2,110       38,339
PowerShares Dynamic
   Small Cap Value
   Portfolio                1.88%         --           39,918     (1,478)       (1,046)       (150)      137     2,076       37,244
PowerShares FTSE RAFI
   US 1000 Portfolio        7.18%         --          144,559     (5,329)        3,468        (287)      692     2,313      142,411
PowerShares FTSE RAFI
   US 1500 Small-Mid
   Portfolio                2.41%         --           49,790     (1,845)           48        (121)       84       847       47,872
   Subtotal Domestic
      Equity Funds                                    644,733    (26,360)       13,596        (664)    2,356                631,305
FIXED-INCOME
   FUNDS--59.69%
AIM Floating Rate Fund      4.90%         --          104,636     (4,808)       (2,571)       (148)    2,615    11,086       97,109
AIM High Yield Fund         3.94%         --           83,832     (3,847)       (1,664)       (123)    2,197    17,772       78,198
AIM Intermediate
   Government Fund         12.97%         --          270,788    (12,502)       (1,032)        (57)    5,458    30,366      257,197
AIM International Total
   Return Fund (c)          3.61%         --           72,166     (3,366)        2,623          99       737     6,514       71,522
AIM Short Term Bond Fund   11.93%         --          249,718    (11,540)       (1,435)        (39)    4,819    24,327      236,704
AIM Total Return Bond
   Fund                    22.34%         --          468,135    (21,637)       (3,213)        (43)    8,948    43,455      443,242
   Subtotal
      Fixed-Income
      Funds                               --        1,249,275    (57,700)       (7,292)       (311)   24,774              1,183,972
FOREIGN EQUITY
   FUNDS--8.42%
AIM International Core
   Equity Fund              4.18%         --           81,633     (3,847)        4,833         216        --     5,079       82,835
AIM International
   Growth Fund              2.16%         --           40,817     (1,923)        3,764         163        --     1,211       42,821
PowerShares
   International
   Dividend Achievers
   Portfolio                2.08%         --           39,952     (1,497)        2,979         (73)      436     1,940       41,361
   Subtotal
      International
      Equity Funds                        --          162,402     (7,267)       11,576         306       436                167,017
MONEY MARKET
   FUNDS--.54%
Liquid Assets Portfolio     0.27%         --          204,370   (199,017)           --          --       179     5,353        5,353
Premier Portfolio           0.27%         --          204,370   (199,017)           --          --       178     5,353        5,353
   Subtotal Money
      Market Funds                        --          408,740   (398,034)           --          --       357                 10,706
TOTAL INVESTMENTS IN
   AFFILIATED ISSUERS
   (Cost $1,975,120)      100.47%         --        2,465,150   (489,361)       17,880        (669)   27,923              1,993,000
OTHER ASSETS LESS
   LIABILITIES             (0.47)%                                                                                           (9,365)
NET ASSETS                100.00%                                                                                        $1,983,635

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

(c) On Feburary 28, 2007, AIM International Bond Fund was renamed to AIM International Total Return Rund.

See accompanying Notes which are an intergal part of this schedule.

AIM Independence 2020 Fund
September 30, 2007
(Unaudited)

                                        VALUE                                  CHANGE IN
                                       01/31/07                  PROCEEDS     UNREALIZED    REALIZED
                          % OF NET  (COMMENCEMENT   PURCHASES      FROM      APPRECIATION     GAIN    DIVIDEND   SHARES      VALUE
                           ASSETS       DATE)        AT COST       SALES    (DEPRECIATION)   (LOSS)    INCOME   09/30/07   09/30/07
                          --------  -------------  ----------  -----------  --------------  --------  --------  --------  ----------
SCHEDULE OF INVESTMENTS
   IN AFFILIATED
   ISSUERS-99.79%(A)
DOMESTIC EQUITY
   FUNDS--40.76%
AIM Diversified Dividend
   Fund                      5.49%       $--       $  186,642  $   (31,347)   $      90     $   664    $ 1,385   10,997   $  156,049
AIM Structured Growth
   Fund                      3.51%        --          115,786      (19,592)       2,944         752         --    8,380       99,890
AIM Structured Value
   Fund                      3.35%        --          115,786      (19,592)        (923)         68         --    8,073       95,339
AIM Trimark Small
   Companies Fund            2.70%        --           92,628      (15,674)        (776)        690         --    4,586       76,868
PowerShares Dynamic
   Large Cap Growth
   Portfolio                 3.60%        --          112,019      (16,929)       7,426         (79)        --    5,443      102,437
PowerShares Dynamic
   Large Cap Value
   Portfolio                 3.37%        --          111,876      (16,939)       1,708        (903)     1,230    4,603       95,742
PowerShares Dynamic
   Small Cap Growth
   Portfolio (b)             3.35%        --          114,018      (17,217)        (692)       (971)        --    5,236       95,138
PowerShares Dynamic
   Small Cap Value
   Portfolio                 3.23%        --          114,041      (17,206)      (3,253)     (1,693)       398    5,122       91,889
PowerShares FTSE RAFI
   US 1000 Portfolio         8.10%        --          268,697      (40,702)       4,181      (1,719)     1,253    3,743      230,457
PowerShares FTSE RAFI
   US 1500 Small-Mid
   Portfolio                 4.06%        --          138,348      (20,938)        (575)     (1,308)       240    2,044      115,527
   Subtotal Domestic
      Equity Funds                                  1,369,841     (216,136)      10,130      (4,499)     4,506             1,159,336
FIXED-INCOME
   FUNDS--39.82%
AIM Floating Rate Fund       2.93%        --          103,572      (17,099)      (2,289)       (757)     2,525    9,524       83,427
AIM High Yield Fund          8.84%        --          311,144      (51,296)      (5,954)     (2,354)     8,002   57,168      251,540
AIM International Total
   Return Bond Fund (c)      2.60%        --           85,041      (14,249)       2,796         418        833    6,740       74,006
AIM Short Term Bond Fund     2.50%        --           85,842      (14,249)        (424)       (129)     1,636    7,301       71,040
AIM Total Return Bond
   Fund                     22.95%        --          789,586     (131,089)      (4,303)     (1,555)    14,892   63,984      652,639
   Subtotal
      Fixed-Income
      Funds                                         1,375,185     (227,982)     (10,174)     (4,377)    27,888             1,132,652
FOREIGN EQUITY
   FUNDS--16.24%
AIM International Core
   Equity Fund               6.48%        --          210,519      (35,622)       7,167       2,257         --   11,301      184,321
AIM International
   Growth Fund               4.97%        --          155,784      (26,360)       9,149       2,709         --    3,997      141,282
PowerShares
   International
   Dividend Achievers
   Portfolio                 4.79%        --          150,597      (22,787)       8,820        (395)     1,553    6,390      136,235
   Subtotal Foreign
      Equity Funds                                    516,900      (84,769)      25,136       4,571      1,553               461,838
REAL ESTATE FUNDS--2.97%
AIM Global Real Estate
   Fund                      2.97%        --          102,356      (17,099)         368      (1,057)     1,307    5,192       84,568
MONEY MARKET
   FUNDS--0.00%
Liquid Assets Portfolio      0.00%        --          426,869     (426,869)          --          --        419       --           --
Premier Portfolio            0.00%        --          426,869     (426,869)          --          --        419       --           --
   Subtotal Money Market
      Funds                                           853,738     (853,738)          --          --        838                    --
TOTAL INVESTMENTS IN
   AFFILIATED ISSUERS
   (COST $2,812,934)        99.79%        --        4,218,020   (1,399,724)      25,460      (5,362)    36,092             2,838,394
OTHER ASSETS LESS
   LIABILITIES               0.21%                                                                                             6,003
NET ASSETS                 100.00%                                                                                        $2,844,397

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

(c) On February 28, 2007, AIM International Bond Fund was renamed AIM International Total Return Fund.

See accompanying Notes which are an intergal part of this schedule.

AIM Independence 2030 Fund
September 30, 2007
(Unaudited)

                                        VALUE                                  CHANGE IN
                                       01/31/07                  PROCEEDS     UNREALIZED    REALIZED
                          % OF NET  (COMMENCEMENT   PURCHASES      FROM      APPRECIATION     GAIN    DIVIDEND   SHARES      VALUE
                           ASSETS       DATE)        AT COST       SALES    (DEPRECIATION)   (LOSS)    INCOME   09/30/07   09/30/07
                          --------  -------------  ----------  -----------  --------------  --------  --------  --------  ----------
SCHEDULE OF INVESTMENTS
   IN AFFILIATED
   ISSUERS-99.56%(A)
DOMESTIC EQUITY
   FUNDS--54.07%
AIM Diversified Dividend
   Fund                      6.72%       $--       $  174,221  $   (18,539)   $   1,759     $   642   $ 1,297    11,141   $  158,083
AIM Structured Growth
   Fund                      4.33%        --          108,878      (11,673)       3,954         738        --     8,548      101,897
AIM Structured Value
   Fund                      4.16%        --          108,878      (11,673)         388         315        --     8,290       97,908
AIM Trimark Small
   Companies Fund            4.15%        --          108,878      (11,673)        (271)        688        --     5,825       97,622
PowerShares Dynamic
   Large Cap Growth
   Portfolio                 4.43%        --          105,239       (8,535)       7,514          45        --     5,540      104,263
PowerShares Dynamic
   Large Cap Value
   Portfolio                 4.20%        --          105,295       (8,541)       2,257        (231)    1,129     4,749       98,780
PowerShares Dynamic
   Small Cap Growth
   Portfolio (b)             5.06%        --          130,212      (10,542)        (280)       (376)       --     6,550      119,014
PowerShares Dynamic
   Small Cap Value
   Portfolio                 4.91%        --          130,045      (10,550)      (3,181)       (816)      443     6,438      115,498
PowerShares FTSE RAFI
   US 1000 Portfolio        10.12%        --          254,000      (20,577)       5,238        (447)    1,137     3,869      238,214
PowerShares FTSE RAFI
   US 1500 Small-Mid
   Portfolio                 6.01%        --          154,722      (12,578)         (12)       (549)      245     2,505      141,583
   Subtotal Domestic
      Equity Funds                                  1,380,368     (124,881)      17,366           9     4,251              1,272,862
FIXED-INCOME
   FUNDS--19.63%
AIM High Yield Fund          9.78%        --          262,791      (27,466)      (4,332)       (735)    6,609    52,331      230,258
AIM Total Return Bond
   Fund                      9.84%        --          260,967      (27,466)      (1,603)       (143)    4,783    22,721      231,755
   Subtotal
      Fixed-Income Funds                              523,758      (54,932)      (5,935)       (878)   11,392                462,013
FOREIGN EQUITY
   FUNDS--21.88%
AIM International Core
   Equity Fund               8.76%        --          217,757      (23,346)       9,930       1,957        --    12,649      206,298
AIM International
   Growth Fund               6.66%        --          160,115      (17,166)      11,764       2,096        --     4,436      156,809
PowerShares
   International
   Dividend Achievers
   Portfolio                 6.46%        --          154,774      (12,564)      10,002         (52)    1,557     7,137      152,160
   Subtotal Foreign
      Equity Funds                                    532,646      (53,076)      31,696       4,001     1,557                515,267
REAL ESTATE FUNDS--3.97%
AIM Global Real Estate
   Fund                      3.97%        --          103,818      (10,986)         947        (266)    1,343     5,740       93,513
MONEY MARKET
   FUNDS--0.00%
Liquid Assets Portfolio      0.00%        --          420,037     (420,037)          --          --       428        --           --
Premier Portfolio            0.00%        --          420,037     (420,037)          --          --       427        --           --
   Subtotal Momey
      Market Funds                                    840,074     (840,074)          --          --       855                     --
TOTAL INVESTMENTS IN
   AFFILIATED
   UNDERLYING FUNDS
   (COST $2,299,581)        99.56%                  3,380,664   (1,083,949)        44,074      2,866   19,398              2,343,655
OTHER ASSETS LESS
   LIABILITIES               0.44%                                                                                            10,315
NET ASSETS                 100.00%                                                                                        $2,353,970

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying Notes which are an intergal part of this schedule.

AIM Independence 2040 Fund
September 30, 2007
(Unaudited)

                                        VALUE                                 CHANGE IN
                                       01/31/07                 PROCEEDS     UNREALIZED    REALIZED
                          % OF NET  (COMMENCEMENT   PURCHASES     FROM      APPRECIATION     GAIN    DIVIDEND   SHARES      VALUE
                           ASSETS       DATE)        AT COST      SALES    (DEPRECIATION)   (LOSS)    INCOME   09/30/07   09/30/07
                          --------  -------------  ----------  ----------  --------------  --------  --------  --------  ----------
SCHEDULE OF INVESTMENTS
   IN AFFILIATED
   ISSUERS-102.34%(A)
DOMESTIC EQUITY
   FUNDS--59.56%
AIM Diversified
   Dividend Fund             7.43%       $--       $  111,669  $  (3,111)    $     734     $   166    $  841     7,714   $  109,458
AIM Structured Growth
   Fund                      4.76%        --           69,461     (1,949)        2,488         120        --     5,882       70,120
AIM Structured Value
   Fund                      4.59%        --           69,461     (1,949)          (59)        112        --     5,721       67,565
AIM Trimark Small
   Companies Fund            4.61%        --           69,462     (1,949)          156         150        --     4,046       67,819
PowerShares Dynamic
   Large Cap Growth
   Portfolio                 4.84%        --           68,697     (1,906)        4,469          11        --     3,787       71,271
PowerShares Dynamic
   Large Cap Value
   Portfolio                 4.60%        --           68,752     (1,919)          987         (12)      728     3,260       67,808
PowerShares Dynamic
   Small Cap Growth
   Portfolio (b)             5.60%        --           85,525     (2,385)         (599)        (13)       --     4,542       82,528
PowerShares Dynamic
   Small Cap Value
   Portfolio                 5.42%        --           85,451     (2,387)       (3,288)         21       291     4,448       79,797
PowerShares FTSE RAFI
   US 1000 Portfolio        11.03%        --          164,881     (4,598)        2,060          17       735     2,637      162,360
PowerShares FTSE RAFI
   US 1500 Small-Mid
   Portfolio                 6.68%        --          102,178     (2,842)       (1,016)         25       158     1,740       98,345
   Subtotal Domestic
      Equity Funds                                    895,537    (24,995)        5,932         597     2,753                877,071
FIXED-INCOME
   FUNDS--11.16%
AIM High Yield Fund          6.98%        --          108,144     (2,954)       (2,353)          3     2,878    23,373      102,840
AIM Total Return Bond
   Fund                      4.18%        --           63,502     (1,748)         (244)         (5)    1,232     6,030       61,505
   Subtotal Fixed-Income
      Funds                                           171,646     (4,702)       (2,597)         (2)    4,110                164,345
FOREIGN EQUITY
   FUNDS--24.27%
AIM International Core
   Equity Fund               9.67%        --          138,923     (3,899)        7,043         329        --     8,731      142,396
AIM International Growth
   Fund                      7.42%        --          103,415     (2,902)        8,422         316        --     3,091      109,251
PowerShares
   International
   Dividend Achievers
   Portfolio                 7.18%        --          102,187     (2,858)        6,419          (1)    1,044     4,960      105,747
   Subtotal Foreign
      Equity Funds                                    344,525     (9,659)       21,884         644     1,044                357,394
REAL ESTATE FUNDS--4.57%
AIM Global Real Estate
   Fund                      4.57%        --           68,799     (1,906)          438         (31)      894     4,131       67,300
MONEY MARKET FUNDS--2.78%
Liquid Assets Portfolio      1.39%        --          304,724   (284,255)           --          --       294    20,469       20,469
Premier Portfolio            1.39%        --          304,724   (284,255)           --          --       292    20,469       20,469
   Subtotal Momey Market
      Funds                                           609,448   (568,510)           --          --       586                 40,938
TOTAL INVESTMENTS IN
   AFFILIATED ISSUERS
   (COST $1,481,391)       102.34%        --        2,089,955   (609,772)       25,657       1,208     9,387              1,507,048
OTHER ASSETS LESS
   LIABILITIES              (2.34)%                                                                                         (34,455)
NET ASSETS                 100.00%                                                                                       $1,472,593

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying Notes which are an intergal part of this schedule.

AIM Independence 2050 Fund
September 30, 2007
(Unaudited)

                                        VALUE                                 CHANGE IN
                                       01/31/07                 PROCEEDS     UNREALIZED    REALIZED
                          % OF NET  (COMMENCEMENT   PURCHASES     FROM      APPRECIATION     GAIN    DIVIDEND   SHARES      VALUE
                           ASSETS       DATE)        AT COST      SALES    (DEPRECIATION)   (LOSS)    INCOME   09/30/07   09/30/07
                          --------  -------------  ----------  ----------  --------------  --------  --------  --------  ----------
SCHEDULE OF INVESTMENTS
   IN AFFILIATED
   ISSUERS-100.38%(A)
DOMESTIC EQUITY
   FUNDS--63.49%
AIM Diversified
   Dividend Fund             7.92%       $--       $  115,182  $  (2,848)     $   2,648    $   120    $  910     8,111   $  115,102
AIM Structured Growth
   Fund                      5.10%        --           71,420     (1,780)         4,419         89        --     6,220       74,148
AIM Structured Value
   Fund                      4.90%        --           71,420     (1,780)         1,582         57        --     6,035       71,279
AIM Trimark Small
   Companies Fund            4.86%        --           71,420     (1,780)           826        134        --     4,213       70,600
PowerShares Dynamic
   Large Cap Growth
   Portfolio                 5.15%        --           69,823     (1,024)         6,030         (1)       --     3,976       74,828
PowerShares Dynamic
   Large Cap Value
   Portfolio                 4.90%        --           69,834     (1,028)         2,417        (24)      767     3,423       71,199
PowerShares Dynamic
   Small Cap Growth
   Portfolio (b)             5.95%        --           87,411     (1,289)           347        (16)       --     4,758       86,453
PowerShares Dynamic
   Small Cap Value
   Portfolio                 5.82%        --           87,277     (1,285)        (1,419)        (4)      309     4,714       84,569
PowerShares FTSE RAFI
   US 1000 Portfolio        11.73%        --          167,342     (2,498)         5,724        (19)      764     2,770      170,549
PowerShares FTSE RAFI
   US 1500 Small-Mid
   Portfolio                 7.16%        --          104,675     (1,595)         1,088         (2)      156     1,843      104,166
   Subtotal Domestic
      Equity Funds                                    915,804    (16,907)        23,662        334     2,906                922,893
FIXED-INCOME
   FUNDS--4.88%
AIM High Yield Fund          4.88%        --           73,270     (1,780)          (528)       (42)    1,852    16,118       70,920
FOREIGN EQUITY
   FUNDS--26.16%
AIM International Core
   Equity Fund              10.37%        --          142,841     (3,560)        11,146        305        --     9,241      150,732
AIM International Growth
   Fund                      8.05%        --          107,130     (2,670)        12,166        311        --     3,309      116,937
PowerShares
   International
   Dividend Achievers
   Portfolio                 7.74%        --          104,696     (1,544)         9,366          9     1,119     5,278      112,527
   Subtotal
      International
      Equity Funds                                    354,667     (7,774)        32,678        625     1,119                380,196
REAL ESTATE FUNDS--5.03%
AIM Global Real
   Estate Fund                            --           72,425     (1,780)         2,589        (83)    1,004     4,491       73,151
MONEY MARKET FUNDS--.82%
Liquid Assets Portfolio      0.41%        --          328,192   (322,210)            --         --       283     5,982        5,982
Premier Portfolio            0.41%        --          328,192   (322,210)            --         --       282     5,982        5,982
   Subtotal Money Market
      Funds                               --          656,384   (644,420)            --         --       565                 11,964
TOTAL INVESTMENTS IN
   AFFILIATED ISSUERS
   (Cost $1,400,723)       100.38%        --        2,072,550   (672,661)        58,401        834     7,446              1,459,124
OTHER ASSETS LESS
   LIABILITIES-(.38%)       (0.38)%                                                                                          (5,558)
NET ASSETS                 100.00%                                                                                       $1,453,566

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying Notes which are an intergal part of this schedule.

AIM Independence Funds

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a "fund of funds", in that it invests in mutual funds and exchange-traded funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM") and PowerShares Capital Management LLC ("PowerShares Capital"), respectively. AIM and PowerShares Capital are affiliates of each other as they are indirect wholly owned subsidiaries of INVESCO PLC.

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available

AIM Independence Funds
     and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

          The Funds may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

AIM Independence Funds

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by each Fund during the nine months ended September 30, 2007 were as follows:

                                PURCHASES          SALES
                             (EXCLUDING U.S.    (EXCLUDING
                                 TREASURY      U.S TREASURY
                               SECURITIES)      SECURITIES)
                             ---------------   ------------
AIM Independence Now Fund       $1,115,878       $142,724
AIM Independence 2010 Fund       2,056,410         91,327
AIM Independence 2020 Fund       3,364,281        545,986
AIM Independence 2030 Fund       2,540,589        243,875
AIM Independence 2040 Fund       1,456,913         41,262
AIM Independence 2050 Fund       1,416,166         28,241

     For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end. At September 30, 2007, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

                                                                          NET UNREALIZED
                               FEDERAL     UNREALIZED      UNREALIZED      APPRECIATION
                              TAX COST    APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                             ----------   ------------   --------------   --------------
AIM Independence Now Fund    $1,057,015      $16,333        $ (5,402)         $10,931
AIM Independence 2010 Fund    1,975,120       28,843         (10,963)          17,880
AIM Independence 2020 Fund    2,812,934       44,647         (19,187)          25,460
AIM Independence 2030 Fund    2,299,581       53,863          (9,789)          44,074
AIM Independence 2040 Fund    1,481,391       33,240          (7,583)          25,657
AIM Independence 2050 Fund    1,400,723       60,349          (1,948)          58,401

     In a Fund's initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

                        AIM INTERNATIONAL ALLOCATION FUND

          Quarterly Schedule of Portfolio Holdings - September 30, 2007

AIMinvestments.com              INTAL-QTR-1 9/07            A I M Advisors, Inc.

                                                       (AIM INVESTMENTS(R) LOGO)

AIM INTERNATIONAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS
September 30, 2007
(Unaudited)

SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-99.93% (a)

                                                                             CHANGE IN
                                                                            UNREALIZED    REALIZED
                            % OF NET     VALUE     PURCHASES    PROCEEDS   APPRECIATION     GAIN    DIVIDEND    SHARES      VALUE
                             ASSETS    12/31/06     AT COST    FROM SALES (DEPRECIATION)   (LOSS)    INCOME    9/30/07    9/30/07
                            -------- ----------- ------------ ----------- -------------- ---------- -------- ---------- ------------
AIM Developing Markets
   Fund                        5.26%  10,502,640 $  7,705,097 $(2,121,891)  $ 3,764,105     787,181    $--      591,322 $ 20,637,132
AIM Global Value Fund         26.46%  51,003,944   51,692,704    (601,839)    1,634,328      42,940     --    6,206,464  103,772,077
AIM International Core
   Equity                     35.18%  66,173,490   60,850,587    (774,616)   11,595,444     134,350     --    8,459,795  137,979,255
AIM International Growth
   Fund                       22.99%  43,983,393   35,478,799    (491,344)   11,078,278     135,138     --    2,551,181   90,184,264
AIM International Small
   Company Fund               10.04%  19,379,317   15,410,195  (1,639,689)    5,790,690     444,448     --    1,322,531   39,384,961
TOTAL INVESTMENTS IN
   AFFILIATED UNDERLYING
   FUNDS
   (Cost $94,980,468)         99.93% 191,042,784 $171,137,382 $(5,629,379)  $33,862,845  $1,544,057     --   19,131,293 $391,957,689
                             ======  =========== ============ ===========   ===========  ==========    ===   ========== ============
OTHER ASSETS LESS
   LIABILITIES                 0.07%                                                                                         277,449
                             ======                                                                                     ============
NET ASSETS                   100.00%                                                                                    $392,235,138
                             ======                                                                                     ============

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE

AIM INTERNATIONAL ALLOCATION FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by

AIM INTERNATIONAL ALLOCATION FUND
     the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $171,137,382 and $5,629,379, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $46,138,666
Aggregate unrealized (depreciation) of investment securities            --
                                                               -----------
Net unrealized appreciation of investment securities           $46,138,666
                                                               ===========

Cost of investments for tax purposes is $94,980,468.

                          AIM MID CAP CORE EQUITY FUND

         Quarterly Schedule of Portfolio Holdings - September 30, 2007

AIMinvestments.com            MCCE-QTR-1 9/07               A I M Advisors, Inc.

                                                      (AIM INVESTMENTS (R) LOGO)

AIM MID CAP CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (a)
September 30, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                    -----------   --------------
DOMESTIC COMMON STOCKS-67.83%
ADVERTISING-1.00%
Omnicom Group Inc.                                      446,574   $   21,475,744
                                                                  --------------
AEROSPACE & DEFENSE-0.79%
Goodrich Corp.                                          246,802       16,839,301
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY GOODS-0.28%
Jones Apparel Group, Inc.                               284,049        6,001,955
                                                                  --------------
APPLICATION SOFTWARE-2.36%
Amdocs Ltd. (b)                                         349,819       13,009,768
                                                                  --------------
Cadence Design Systems, Inc. (b)(c)                   1,684,978       37,389,662
                                                                  --------------
                                                                      50,399,430
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS-1.45%
QLogic Corp. (b)                                      2,308,729       31,052,405
                                                                  --------------
CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS-1.54%
Joy Global Inc.                                         646,505       32,881,244
                                                                  --------------
DISTRIBUTORS-1.33%
Genuine Parts Co.                                       567,829       28,391,450
                                                                  --------------
ELECTRONIC EQUIPMENT MANUFACTURERS-0.42%
Agilent Technologies, Inc. (b)                          245,089        9,038,882
                                                                  --------------
ELECTRONIC MANUFACTURING SERVICES-0.99%
Molex Inc.                                              782,476       21,072,079
                                                                  --------------
ENVIRONMENTAL & FACILITIES SERVICES-1.28%
Republic Services, Inc.                                 837,106       27,381,737
                                                                  --------------
FOOD RETAIL-0.69%
SUPERVALU Inc.                                          379,175       14,791,617
                                                                  --------------
GAS UTILITIES-1.20%
UGI Corp.                                               989,297       25,701,936
                                                                  --------------
GENERAL MERCHANDISE STORES-0.41%
99 Cents Only Stores (b)                                859,253        8,824,528
                                                                  --------------
HEALTH CARE EQUIPMENT-1.99%
Hospira, Inc. (b)                                       576,581       23,899,282
                                                                  --------------
Varian Medical Systems, Inc. (b)                        445,050       18,643,145
                                                                  --------------
                                                                      42,542,427
                                                                  --------------
HEALTH CARE SERVICES-0.79%
Quest Diagnostics Inc.                                  291,728       16,853,127
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-1.62%
Administaff, Inc.                                       951,316   $   34,532,771
                                                                  --------------
INDUSTRIAL MACHINERY-3.37%
Dover Corp.                                             485,877       24,755,433
                                                                  --------------
ITT Corp.                                               277,788       18,870,139
                                                                  --------------
Parker Hannifin Corp.                                   253,748       28,376,639
                                                                  --------------
                                                                      72,002,211
                                                                  --------------
INSURANCE BROKERS-0.93%
Marsh & McLennan Cos., Inc.                             780,434       19,901,067
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES-1.10%
IDT Corp. -Class B (c)                                2,805,771       23,484,303
                                                                  --------------
LIFE SCIENCES TOOLS & SERVICES-5.63%
Invitrogen Corp. (b)                                    491,797       40,194,569
                                                                  --------------
PerkinElmer, Inc.                                       579,679       16,932,423
                                                                  --------------
Pharmaceutical Product Development, Inc.                800,370       28,365,113
                                                                  --------------
Techne Corp. (b)(c)                                     550,578       34,730,460
                                                                  --------------
                                                                     120,222,565
                                                                  --------------
OFFICE ELECTRONICS-1.79%
Xerox Corp. (b)                                       2,203,304       38,205,291
                                                                  --------------
OFFICE SERVICES & SUPPLIES-0.83%
Pitney Bowes Inc. (c)                                   389,673       17,698,948
                                                                  --------------
OIL & GAS DRILLING-1.02%
Noble Corp.                                             444,230       21,789,482
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-3.66%

BJ Services Co.                                         793,974       21,080,010
                                                                  --------------
FMC Technologies, Inc. (b)                              395,830       22,823,558
                                                                  --------------
Grant Prideco, Inc. (b)                                 278,623       15,190,526
                                                                  --------------
Smith International, Inc.                               267,510       19,100,214
                                                                  --------------
                                                                      78,194,308
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION-6.05%

Chesapeake Energy  Corp.                              1,141,058       40,233,705
                                                                  --------------
Newfield Exploration Co. (b)                            534,409       25,737,137
                                                                  --------------
Pioneer Natural Resources Co.                           651,126       29,287,648
                                                                  --------------
Whiting Petroleum Corp. (b)                             765,295       34,017,363
                                                                  --------------
                                                                     129,275,853
                                                                  --------------
PAPER PRODUCTS-1.42%
MeadWestvaco Corp.                                    1,027,926       30,354,655
                                                                  --------------

AIM MID CAP CORE EQUITY FUND

                                                       SHARES          VALUE
                                                    -----------   --------------
PERSONAL PRODUCTS-3.08%
Avon Products, Inc.                                     704,936   $   26,456,248
                                                                  --------------
Estee Lauder Cos. Inc. (The) -Class A                   929,774       39,478,204
                                                                  --------------
                                                                      65,934,452
                                                                  --------------
PHARMACEUTICALS-3.70%
Barr Pharmaceuticals Inc. (b)                         1,195,000       68,007,450
                                                                  --------------
Warner Chilcott Ltd. -Class A (b)(c)                    617,426       10,971,660
                                                                  --------------
                                                                      78,979,110
                                                                  --------------
PRECIOUS METALS & MINERALS-1.20%
Coeur d'Alene Mines Corp. (b)(c)                      6,757,190       25,609,750
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-3.23%
Axis Capital Holdings Ltd.                            1,051,396       40,909,818
                                                                  --------------
Progressive Corp. (The)                               1,216,145       23,605,374
                                                                  --------------
XL Capital Ltd. -Class A                                 56,223        4,452,862
                                                                  --------------
                                                                      68,968,054
                                                                  --------------
PUBLISHING-1.15%
Washington Post Co. (The) -Class B                       30,533       24,511,892
                                                                  --------------
REGIONAL BANKS-0.74%
SVB Financial Group (b)(c)                              332,232       15,734,508
                                                                  --------------
SEMICONDUCTORS-2.05%
Analog Devices, Inc.                                    605,396       21,891,119
                                                                  --------------
Linear Technology Corp. (c)                             624,810       21,862,102
                                                                  --------------
                                                                      43,753,221
                                                                  --------------
SPECIALIZED FINANCE-0.24%
Moody's Corp.                                           103,660        5,224,464
                                                                  --------------
SPECIALTY CHEMICALS-5.88%
International Flavors & Fragrances Inc.                 960,772       50,786,408
                                                                  --------------
Rohm and Haas Co.                                       365,533       20,349,222
                                                                  --------------
Sigma-Aldrich Corp.                                   1,118,896       54,534,991
                                                                  --------------
                                                                     125,670,621
                                                                  --------------
SYSTEMS SOFTWARE-0.70%
McAfee Inc. (b)                                         431,771       15,055,855
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-1.92%
People's United Financial Inc.                        2,370,620       40,964,314
                                                                  --------------
   Total Domestic Common Stocks
      (Cost $1,205,533,323)                                        1,449,315,557
                                                                  --------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-11.82%
BELGIUM-0.00%
Groupe Bruxelles Lambert S.A. (Multi-Sector
   Holdings)                                                  1               85
                                                                  --------------
CANADA-2.88%
Nortel Networks Corp. (Communications
   Equipment) (b)(c)                                  1,430,618       24,291,894
                                                                  --------------
Penn West Energy Trust (Oil & Gas
   Exploration & Production) (c)                      1,200,000       37,284,000
                                                                  --------------
                                                                      61,575,894
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
FRANCE-2.09%
Business Objects S.A. -ADR (Application
   Software) (b)(c)                                     997,322   $   44,749,838
                                                                  --------------
JAPAN-3.14%
Fujitsu Ltd. (Computer Hardware) (d)                  2,482,000       17,467,609
                                                                  --------------
Namco Bandai Holdings Inc. (Leisure
   Products) (c)(d)                                   1,580,700       22,905,207
                                                                  --------------
Sega Sammy Holdings Inc. (Leisure Products)
   (c)(d)                                             2,008,636       26,684,891
                                                                  --------------
                                                                      67,057,707
                                                                  --------------
SOUTH KOREA-0.54%
SK Telecom Co., Ltd. -ADR (Wireless
   Telecommunication Services)                          390,225       11,589,682
                                                                  --------------
SWEDEN-0.86%
Atlas Copco A.B. -Class A (Industrial
   Machinery)                                         1,058,000       18,307,339
                                                                  --------------
UNITED KINGDOM-2.31%
Cadbury Schweppes PLC (Packaged Foods &
   Meats)                                             4,253,483       49,345,097
                                                                  --------------
      Total Foreign Common Stocks & Other
         Equity Interests
         (Cost $253,842,603)                                         252,625,642
                                                                  --------------

PREFERRED STOCKS-2.48%
GERMANY-2.48%
Henkel KGaA -Pfd. (Household Products)
   (Cost $40,572,048) (c)                             1,029,867       53,005,142
                                                                  --------------
MONEY MARKET FUNDS-17.87%
Liquid Assets Portfolio -Institutional
   Class(e)                                         190,953,062      190,953,062
                                                                  --------------
Premier Portfolio -Institutional Class(e)           190,953,062      190,953,062
                                                                  --------------
      Total Money Market Funds
      (Cost $381,906,124)                                            381,906,124
                                                                  --------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-100.00%
   (Cost $1,881,854,098)                                           2,136,852,465
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN
MONEY MARKET FUNDS-5.84%
Liquid Assets Portfolio -Institutional
   Class (Cost $124,724,640)(e)(f)                  124,724,640      124,724,640
                                                                  --------------
TOTAL INVESTMENTS-105.84%
   (Cost $2,006,578,738)                                           2,261,577,105
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(5.84)%                               (124,861,308)
                                                                  --------------
NET ASSETS-100.00%                                                $2,136,715,797
                                                                  ==============

Investment Abbreviations:

ADR    -- American Depositary Receipt
Pfd.   -- Preferred

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MID CAP CORE EQUITY FUND

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at September 30, 2007.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2007 was $67,057,707, which represented 3.14% of the Fund's Net Assets. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MID CAP CORE EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM MID CAP CORE EQUITY FUND
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM MID CAP CORE EQUITY FUND
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                VALUE      PURCHASES AT    PROCEEDS FROM      VALUE         DIVIDEND
FUND                          12/31/06         COST            SALES         09/30/07        INCOME
----                        ------------   ------------   --------------   ------------   -----------
Liquid Assets Portfolio -
   Institutional Class      $143,663,821   $482,225,009   $(434,935,768)   $190,953,062   $ 6,284,617
Premier Portfolio-
   Institutional Class       143,663,821    482,225,009    (434,935,768)    190,953,062     6,259,414
                            ------------   ------------   -------------    ------------   -----------
   SUBTOTAL                 $287,327,642   $964,450,018   $(869,871,536)   $381,906,124   $12,544,031
                            ============   ============   =============    ============   ===========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                VALUE       PURCHASES AT      PROCEEDS FROM       VALUE         DIVIDEND
FUND                          12/31/06          COST              SALES          09/30/07       INCOME*
----                        ------------   --------------   ----------------   ------------   -----------
Liquid Assets Portfolio -
   Institutional Class      $ 32,044,433   $  574,264,491   $  (481,584,284)   $124,724,640   $   203,932
   STIC Prime Portfolio -
   Institutional Class        32,044,434      141,211,854      (173,256,288)             --        59,169
                            ------------   --------------   ---------------    ------------   -----------
   SUBTOTAL                 $ 64,088,867   $  715,476,345   $  (654,840,572)   $124,724,640   $   263,101
                            ------------   --------------   ---------------    ------------   -----------
      TOTAL INVESTMENTS
         IN AFFILIATES      $351,416,509   $1,679,926,363   $(1,524,712,108)   $506,630,764   $12,807,132
                            ============   ==============   ===============    ============   ===========

----------
*    Net of compensation to counterparties.

AIM MID CAP CORE EQUITY FUND

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2007, securities with an aggregate value of $120,418,714 were on loan to brokers. The loans were secured by cash collateral of $124,724,640 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2007, the Fund received dividends on cash collateral investments of $263,101 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $770,995,825 and $1,354,206,950, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $322,244,649
Aggregate unrealized (depreciation) of investment securities    (67,246,303)
                                                               ------------
Net unrealized appreciation of investment securities           $254,998,346
                                                               ============

Cost of investments for tax purposes is $2,006,578,759.

                              AIM ALLOCATION FUNDS
                        AIM Conservative Allocation Fund
                           AIM Growth Allocation Fund
                          AIM Moderate Allocation Fund
                       AIM Moderate Growth Allocation Fund
                   AIM Moderately Conservative Allocation Fund

         Quarterly Schedule of Portfolio Holdings - September 30, 2007

AIMinvestments.com               AAS-QTR-1 9/07             A I M Advisors, Inc.

                                                      (AIM INVESTMENTS (R) LOGO)

SCHEDULE OF INVESTMENTS
September 30, 2007
(Unaudited)

AIM MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.04% (a)

                                                                       CHANGE IN
                   % OF                                                UNREALIZED   REALIZED
                    NET        VALUE      PURCHASES     PROCEEDS     APPRECIATION     GAIN      DIVIDEND     SHARES        VALUE
                  ASSETS     12/31/06      AT COST     FROM SALES   (DEPRECIATION)    (LOSS)     INCOME     09/30/07    09/30/07
                  ------   ------------  ------------ ------------  -------------- ----------  ----------- ---------- ------------
AIM Capital
   Development
   Fund             4.91%  $ 30,213,975  $  6,995,487 $ (4,204,731)   $ 4,109,169  $  959,784  $        --  1,734,564   38,073,684
AIM Floating Rate
   Fund             2.93%    16,904,124     7,049,261     (404,979)      (836,701)     (4,363)   1,070,919  2,592,162   22,707,342
AIM High Yield
   Fund             8.90%    52,696,201    19,292,139   (1,243,984)    (1,838,041)     26,977    3,548,538 15,666,657   68,933,292
AIM International
   Core Equity
   Fund            10.12%    60,034,156    13,990,973   (3,838,967)     6,878,083   1,352,527           --  4,807,895   78,416,772
AIM International
   Growth Fund      7.72%    46,672,519    10,493,230   (6,385,173)     6,127,086   2,924,370           --  1,692,561   59,832,032
AIM International
   Total Return
   Fund (b)         2.65%    13,879,865     6,127,463     (342,966)       976,385       5,230      290,964  1,880,326   20,645,977
AIM Large Cap
   Basic Value
   Fund             4.78%    30,481,054     6,995,487   (2,208,253)     1,288,840     475,747           --  2,265,008   37,032,875
                  ------   ------------  ------------ ------------    -----------  ----------  ----------- ---------- ------------
AIM Large Cap
   Growth Fund
   (c)              6.45%    37,194,213     8,744,359   (1,430,654)     5,105,101     345,116           --  3,801,989   49,958,135
                  ------   ------------  ------------ ------------    -----------  ----------  ----------- ---------- ------------
AIM Mid Cap Basic
   Value Fund       4.73%    30,460,149     6,995,487   (4,557,071)     2,460,572   1,261,059           --  2,342,943   36,620,196
AIM Multi-Sector
   Fund             5.02%    30,013,732     6,995,487   (2,012,037)     3,159,345     711,253           --  1,265,639   38,867,780
AIM Short Term
   Bond Fund        2.52%    14,051,652     5,937,571     (341,164)      (148,373)     (5,811)     689,496  2,003,481   19,493,875
AIM Structured
   Growth Fund      6.27%    37,552,644     8,744,359   (1,903,520)     3,889,284     274,256           --  4,073,576   48,557,023
AIM Structured
   Value Fund       4.83%    29,848,277     6,995,487     (807,511)     1,278,159      86,072           --  3,166,849 $ 37,400,484
AIM Total Return
   Bond Fund       23.37%   129,475,175    56,471,680   (3,152,168)    (1,637,857)    (93,762)   6,378,219 17,751,281  181,063,068
AIM Trimark Small
   Companies Fund   4.84%    30,269,773     6,995,487   (3,065,557)     2,193,246   1,150,583               2,240,068   37,543,532
                  ------   ------------  ------------ ------------    -----------  ----------  ----------- ---------- ------------
TOTAL INVESTMENTS
   IN AFFILIATED
   ISSUERS
   (Cost
   $697,257,991)  100.04%  $589,747,509  $178,823,957 $(35,898,735)   $33,004,298  $9,469,038  $11,978,137            $775,146,067
                  ======   ============  ============ ============    ===========  ==========  ===========            ============
OTHER ASSETS LESS
   LIABILITIES     (0.04%)                                                                                               (300,514)
                  ======                                                                                              ============
NET ASSETS        100.00%                                                                                             $774,845,553
                  ======                                                                                              ============

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Effective February 28, 2007, AIM International Bond Fund was renamed AIM International Total Return Fund.

(c) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying notes to Financial Statements which are an integral part of the financial statements.

AIM GROWTH SERIES

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share. Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely

AIM GROWTH SERIES
     to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

          Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

                                                               AIM GROWTH SERIES

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by each Fund during the nine months ended September 30, 2007 were as follows:

                                              PURCHASES (EXCLUDING   SALES (EXCLUDING
                                                 U.S. TREASURY         U.S TREASURY
                                                   SECURITIES)          SECURITIES)
                                              --------------------   ----------------
AIM Conservative Allocation Fund                  $ 41,092,311          $13,855,288
AIM Growth Allocation Fund                         249,121,347           26,021,984
AIM Moderate Allocation Fund                       178,823,957           35,898,735
AIM Moderate Growth Allocation Fund                239,631,395            8,313,196
AIM Moderately Conservative Allocation Fund         69,876,901            4,321,042

     For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end. At September 30, 2007, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

                                                                                             NET UNREALIZED
                                                 FEDERAL      UNREALIZED      UNREALIZED     APPRECIATION
                                                TAX COST     APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                              ------------   ------------   --------------   --------------
AIM Conservative Allocation Fund              $117,530,441   $  4,261,270    $(1,208,593)     $  3,052,678
AIM Growth Allocation Fund                     622,553,524    103,030,394       (573,511)      102,456,883
AIM Moderate Allocation Fund                   697,341,376     82,657,855     (4,853,164)       77,804,691
AIM Moderate Growth Allocation Fund            448,465,462     40,959,448     (1,563,080)       39,396,368
AIM Moderately Conservative Allocation Fund    104,067,373      3,559,074       (804,984)        2,754,088

In a Fund's initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

                              AIM ALLOCATION FUNDS
                        AIM Conservative Allocation Fund
                           AIM Growth Allocation Fund
                          AIM Moderate Allocation Fund
                       AIM Moderate Growth Allocation Fund
                   AIM Moderately Conservative Allocation Fund

         Quarterly Schedule of Portfolio Holdings - September 30, 2007

AIMinvestments.com               AAS-QTR-1 9/07             A I M Advisors, Inc.

                                                      (AIM INVESTMENTS (R) LOGO)

SCHEDULE OF INVESTMENTS
September 30, 2007
(Unaudited)

AIM MODERATE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.05% (a)

                                                                    CHANGE IN
                   % OF                                             UNREALIZED    REALIZED
                    NET        VALUE      PURCHASES    PROCEEDS    APPRECIATION     GAIN      DIVIDEND     SHARES       VALUE
                  ASSETS     12/31/06      AT COST    FROM SALES  (DEPRECIATION)   (LOSS)      INCOME     09/30/07    09/30/07
                  ------   ------------ ------------ ------------ -------------- ----------  ----------- ---------- ------------
AIM Dynamics Fund
   (b)              4.97%  $ 11,584,401 $ 11,156,642 $(1,329,762)  $ 2,394,217   $  411,352   $       --    959,843 $ 24,216,850
AIM High Yield
   Fund             9.90%    22,228,266   27,743,350    (293,143)   (1,398,909)       1,428    2,180,689 10,972,952   48,280,992
AIM International
   Core Equity
   Fund            11.15%    25,053,803   24,936,855    (560,308)    4,784,564      160,462           --  3,333,867   54,375,376
AIM International
   Growth Fund     11.34%    25,918,155   24,544,611  (2,660,036)    6,546,466      964,795           --  1,564,753   55,313,991
AIM Large Cap
   Basic Value
   Fund             6.71%    16,140,151   15,720,031    (388,446)    1,175,793       46,899           --  1,999,659   32,694,428
AIM Large Cap
   Growth Fund(b)   8.52%    18,599,829   18,957,276    (245,765)    4,228,666       29,461           --  3,163,582   41,569,467
AIM Mid Cap Basic
   Fund             4.74%    11,518,867   11,156,642  (1,258,310)    1,471,947      210,806           --  1,477,924   23,099,952
AIM Multi Sector
   Fund             7.54%    17,046,219   16,840,279    (456,380)    3,207,929      119,077           --  1,196,911   36,757,124
AIM Real Estate
   Fund             2.56%     5,903,555    7,195,730     (74,953)     (558,116)       9,024      164,012    383,382   12,475,240
AIM Small Cap
   Equity Fund      7.39%    17,129,363   16,829,424    (264,938)    2,342,145       16,321           --  2,670,542   36,052,315
AIM Structured
   Growth Fund      8.29%    18,724,039   19,008,727    (251,881)    2,887,401       41,977           --  3,390,123   40,410,263
AIM Structured
   Value Fund       6.77%    15,842,099   16,533,080    (206,515)      831,916       26,964           --  2,796,574   33,027,544
AIM Total Return
   Bond Fund       10.17%    21,435,513   29,008,748    (322,759)     (521,907)     (11,307)   1,557,543  4,861,597   49,588,288
                  ------   ------------ ------------ -----------   -----------   ----------   ---------- ---------- ------------
TOTAL INVESTMENTS
   IN AFFILIATED
   ISSUERS (Cost
   $448,382,999)  100.05%  $227,124,260  239,631,395  (8,313,196)   27,392,112    2,027,259   $3,902,244            $487,861,830
                  ======   ============ ============ ===========   ===========   ==========   ==========            ============
OTHER ASSETS LESS
   LIABILITIES     (0.05%)                                                                                              (255,328)
                  ======                                                                                            ============
NET ASSETS        100.00%                                                                                           $487,606,502
                  ======                                                                                            ============

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying notes to Financial Statements which are an integral part of the financial statements.

AIM GROWTH SERIES

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share. Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely

AIM GROWTH SERIES
     to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

          Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

                                                               AIM GROWTH SERIES

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by each Fund during the nine months ended September 30, 2007 were as follows:

                                              PURCHASES (EXCLUDING   SALES (EXCLUDING
                                                 U.S. TREASURY         U.S TREASURY
                                                   SECURITIES)          SECURITIES)
                                              --------------------   ----------------
AIM Conservative Allocation Fund                  $ 41,092,311          $13,855,288
AIM Growth Allocation Fund                         249,121,347           26,021,984
AIM Moderate Allocation Fund                       178,823,957           35,898,735
AIM Moderate Growth Allocation Fund                239,631,395            8,313,196
AIM Moderately Conservative Allocation Fund         69,876,901            4,321,042

     For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end. At September 30, 2007, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

                                                                                             NET UNREALIZED
                                                 FEDERAL      UNREALIZED      UNREALIZED     APPRECIATION
                                                TAX COST     APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                              ------------   ------------   --------------   --------------
AIM Conservative Allocation Fund              $117,530,441   $  4,261,270    $(1,208,593)     $  3,052,678
AIM Growth Allocation Fund                     622,553,524    103,030,394       (573,511)      102,456,883
AIM Moderate Allocation Fund                   697,341,376     82,657,855     (4,853,164)       77,804,691
AIM Moderate Growth Allocation Fund            448,465,462     40,959,448     (1,563,080)       39,396,368
AIM Moderately Conservative Allocation Fund    104,067,373      3,559,074       (804,984)        2,754,088

In a Fund's initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

                              AIM ALLOCATION FUNDS
                        AIM Conservative Allocation Fund
                           AIM Growth Allocation Fund
                          AIM Moderate Allocation Fund
                       AIM Moderate Growth Allocation Fund
                   AIM Moderately Conservative Allocation Fund

         Quarterly Schedule of Portfolio Holdings - September 30, 2007

AIMinvestments.com               AAS-QTR-1 9/07             A I M Advisors, Inc.

                                                      (AIM INVESTMENTS (R) LOGO)

SCHEDULE OF INVESTMENTS
September 30, 2007
(Unaudited)

AIM MODERATELY CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.13%(a)

                                                                     CHANGE IN
                   % OF                                              UNREALIZED   REALIZED
                    NET        VALUE     PURCHASES     PROCEEDS    APPRECIATION     GAIN     DIVIDEND     SHARES        VALUE
                  ASSETS     12/31/06     AT COST     FROM SALES  (DEPRECIATION)    (LOSS)    INCOME     09/30/07    09/30/07
                  ------   ------------ ------------ ------------ -------------- ---------- ----------- ---------- ------------
AIM Capital
   Development
   Fund             2.45%  $  1,014,115  $ 1,593,331 $  (237,506)   $ 223,017     $ 23,448   $       --    119,198 $  2,616,405
AIM Floating Rate
   Fund             4.88%     1,902,233    3,642,291    (147,337)    (187,279)      (2,886)     205,771    594,409    5,207,022
AIM High Yield
   Fund             3.95%     1,577,815    2,878,099    (118,217)    (122,510)       1,352      177,596    958,304    4,216,539
AIM Intermediate
   Government
   Fund            13.24%     4,928,406    9,687,810    (394,344)     (77,406)     (15,003)     436,787  1,668,177   14,129,463
AIM International
   Core Equity
   Fund             5.04%     2,019,736    3,186,663    (266,187)     376,124       65,233           --    329,955    5,381,569
AIM International
   Growth Fund      2.56%     1,045,130    1,593,332    (244,741)     257,521       84,064           --     77,378    2,735,306
AIM International
   Total Return
   Fund (b)         3.71%     1,313,182    2,579,270    (106,751)     172,605        1,881       47,681    360,673    3,960,187
AIM Large Cap
   Basic Value
   Fund             5.37%     2,303,227    3,584,996    (334,482)     141,225       35,381           --    350,480    5,730,347
AIM Large Cap
   Growth Fund
   (c)              5.80%     2,250,898    3,584,996    (259,128)     572,667       26,209           --    469,988    6,175,642
AIM Mid Cap Basic
   Value Fund       4.72%     2,045,389    3,186,663    (490,684)     220,962       72,226           --    322,109    5,034,556
AIM Multi-Sector
   Fund             2.50%     1,008,531    1,593,331    (154,485)     192,172       31,599           --     86,980    2,671,148
AIM Short Term
   Bond Fund       12.05%     4,543,105    8,775,799    (360,469)    (103,432)      (5,315)     379,804  1,320,626   12,849,688
AIM Structured
   Growth Fund      5.63%     2,268,381    3,588,018    (244,683)     356,966       34,529           --    503,625    6,003,211
AIM Structured
   Value Fund       5.43%     2,258,540    3,588,018    (174,806)     100,475       17,649           --    490,252    5,789,876
AIM Total Return
   Bond Fund       22.80%     8,547,063   16,814,284    (787,222)    (233,800)     (19,823)     716,169  2,384,363   24,320,502
                  ------   ------------  ----------- -----------    ---------     --------   ----------  --------- ------------
TOTAL INVESTMENT
   IN AFFILIATED
   ISSUERS (Cost
   $103,988,931)  100.13%    39,025,751   69,876,901  (4,321,042)   1,889,307      350,544    1,963,808             106,821,461
                  ======   ============  =========== ===========    =========     ========   ==========            ============
OTHER ASSETS LESS
   LIABILITIES     (0.13%)                                                                                             (142,144)
                  ======                                                                                           ============
NET ASSETS        100.00%                                                                                           106,679,317
                  ======                                                                                           ============

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Effective February 28, 2007, AIM International Bond Fund was renamed AIM International Total Return Fund.

(c) Non-income producing security. A security is determined to be a non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying notes to Financial Statements which are an integral part of the financial statements.

AIM GROWTH SERIES

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share. Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely

AIM GROWTH SERIES
     to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

          Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

                                                               AIM GROWTH SERIES

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by each Fund during the nine months ended September 30, 2007 were as follows:

                                              PURCHASES (EXCLUDING   SALES (EXCLUDING
                                                 U.S. TREASURY         U.S TREASURY
                                                   SECURITIES)          SECURITIES)
                                              --------------------   ----------------
AIM Conservative Allocation Fund                  $ 41,092,311          $13,855,288
AIM Growth Allocation Fund                         249,121,347           26,021,984
AIM Moderate Allocation Fund                       178,823,957           35,898,735
AIM Moderate Growth Allocation Fund                239,631,395            8,313,196
AIM Moderately Conservative Allocation Fund         69,876,901            4,321,042

     For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end. At September 30, 2007, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

                                                                                             NET UNREALIZED
                                                 FEDERAL      UNREALIZED      UNREALIZED     APPRECIATION
                                                TAX COST     APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                              ------------   ------------   --------------   --------------
AIM Conservative Allocation Fund              $117,530,441   $  4,261,270    $(1,208,593)     $  3,052,678
AIM Growth Allocation Fund                     622,553,524    103,030,394       (573,511)      102,456,883
AIM Moderate Allocation Fund                   697,341,376     82,657,855     (4,853,164)       77,804,691
AIM Moderate Growth Allocation Fund            448,465,462     40,959,448     (1,563,080)       39,396,368
AIM Moderately Conservative Allocation Fund    104,067,373      3,559,074       (804,984)        2,754,088

In a Fund's initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

                            AIM Small Cap Growth Fund
          Quarterly Schedule of Portfolio Holdings - September 30, 2007

AIMinvestments.com               SCG-QTR-1 9/07             A I M Advisors, Inc.

                                                      (AIM INVESTMENTS (R) LOGO)

AIM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS(a)
September 30, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                    -----------   --------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS-98.33%
ADVERTISING-0.40%
National CineMedia, Inc.                                327,987   $    7,346,909
                                                                  --------------
AEROSPACE & DEFENSE-1.69%
Ceradyne, Inc. (b)                                      233,872       17,713,466
United Industrial Corp. (c)                             176,601       13,290,991
                                                                  --------------
                                                                      31,004,457
                                                                  --------------
AIR FREIGHT & LOGISTICS-1.26%
Forward Air Corp.                                       365,851       10,895,043
Hub Group, Inc. -Class A (b)                            403,882       12,128,576
                                                                  --------------
                                                                      23,023,619
                                                                  --------------
APPAREL RETAIL-1.97%
DSW Inc. -Class A (b)                                   350,678        8,826,565
Hot Topic, Inc. (b)                                   1,253,973        9,354,639
Zumiez Inc. (b)(c)                                      405,892       18,009,428
                                                                  --------------
                                                                      36,190,632
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY GOODS-0.79%
Warnaco Group, Inc. (The) (b)                           369,950       14,453,946
                                                                  --------------
APPLICATION SOFTWARE-6.55%
Ansoft Corp. (b)                                        330,287       10,892,865
ANSYS, Inc. (b)                                         617,458       21,098,540
Blackboard Inc. (b)(c)                                  515,421       23,626,899
Informatica Corp. (b)                                 1,292,851       20,297,761
JDA Software Group, Inc. (b)                            650,978       13,449,205
Lawson Software, Inc. (b)                             1,822,720       18,245,427
Manhattan Associates, Inc. (b)                          461,231       12,642,342
                                                                  --------------
                                                                     120,253,039
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-1.13%
Affiliated Managers Group, Inc. (b)(c)                  162,108       20,670,391
                                                                  --------------
AUTO PARTS & EQUIPMENT-0.79%
Tenneco Inc. (b)                                        464,601       14,407,277
                                                                  --------------
BIOTECHNOLOGY-3.58%
BioMarin Pharmaceutical Inc. (b)(c)                     502,654       12,516,085
Cepheid, Inc. (b)                                       355,123        8,096,804
Human Genome Sciences, Inc. (b)(c)                      617,914        6,358,335
Myriad Genetics, Inc. (b)(c)                            425,489       22,189,251
United Therapeutics Corp. (b)(c)                        248,859       16,559,078
                                                                  --------------
                                                                      65,719,553
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
COMMUNICATIONS EQUIPMENT-2.94%
C-COR Inc. (b)                                          897,836   $   10,316,136
F5 Networks, Inc. (b)                                   467,982       17,404,251
NICE Systems Ltd. -ADR (Israel)(b)                      446,341       15,996,861
Polycom, Inc. (b)(c)                                    382,533       10,274,836
                                                                  --------------
                                                                      53,992,084
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS-0.88%
Emulex Corp. (b)                                        838,619       16,076,326
                                                                  --------------
CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS-1.86%
Bucyrus International, Inc. -Class A                    284,239       20,729,550
Wabtec Corp.                                            359,330       13,460,502
                                                                  --------------
                                                                      34,190,052
                                                                  --------------
CONSTRUCTION MATERIALS-1.42%
Eagle Materials Inc.                                    347,422       12,416,862
Texas Industries, Inc. (c)                              172,587       13,548,080
                                                                  --------------
                                                                      25,964,942
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-2.15%
Euronet Worldwide, Inc. (b)(c)                          620,809       18,481,484
Global Payments Inc.                                    218,965        9,682,632
Syntel, Inc.                                            271,411       11,285,270
                                                                  --------------
                                                                      39,449,386
                                                                  --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-3.01%
Advisory Board Co. (The) (b)                            164,630        9,625,916
CoStar Group Inc. (b)                                   288,955       15,444,645
Pike Electric Corp. (b)                                 791,362       14,845,951
Tetra Tech, Inc. (b)                                    727,694       15,368,897
                                                                  --------------
                                                                      55,285,409
                                                                  --------------
DRUG RETAIL-0.83%
Longs Drug Stores Corp.                                 306,092       15,203,590
                                                                  --------------
EDUCATION SERVICES-1.54%
DeVry, Inc.                                             393,338       14,557,440
Strayer Education, Inc.                                  81,094       13,674,881
                                                                  --------------
                                                                      28,232,321
                                                                  --------------
ELECTRIC UTILITIES-0.62%
ITC Holdings Corp.                                      229,958       11,394,419
                                                                  --------------
ELECTRICAL COMPONENTS & EQUIPMENT-3.14%
Acuity Brands, Inc.                                     166,600        8,409,968
General Cable Corp. (b)                                 345,089       23,162,374
Regal-Beloit Corp.                                      253,274       12,129,292

AIM Small Cap Growth Fund

                                                       SHARES          VALUE
                                                    -----------   --------------
ELECTRICAL COMPONENTS & EQUIPMENT-(CONTINUED)
Thomas & Betts Corp. (b)                                236,505   $   13,868,653
                                                                  --------------
                                                                      57,570,287
                                                                  --------------
ELECTRONIC EQUIPMENT MANUFACTURERS-1.90%
Cogent Inc. (b)(c)                                      938,986       14,723,300
Coherent, Inc. (b)                                      412,308       13,226,841
Orbotech, Ltd.  (Israel)(b)                             331,389        6,969,111
                                                                  --------------
                                                                      34,919,252
                                                                  --------------
ELECTRONIC MANUFACTURING SERVICES-0.99%
Trimble Navigation Ltd. (b)                             461,754       18,105,374
                                                                  --------------
ENVIRONMENTAL & FACILITIES SERVICES-0.23%
Fuel Tech, Inc. (b)(c)                                  186,825        4,126,964
                                                                  --------------
FOOD DISTRIBUTORS-0.73%
Performance Food Group Co. (b)                          445,693       13,428,730
                                                                  --------------
HEALTH CARE EQUIPMENT-4.18%
Accuray Inc. (b)(c)                                      82,999        1,449,163
Gen-Probe Inc. (b)                                      216,437       14,410,375
Kyphon Inc. (b)                                         200,589       14,041,230
Mentor Corp. (c)                                        259,431       11,946,798
NuVasive, Inc. (b)(c)                                   456,731       16,410,345
Palomar Medical Technologies, Inc. (b)                  135,137        3,850,053
Wright Medical Group, Inc. (b)                          543,848       14,586,003
                                                                  --------------
                                                                      76,693,967
                                                                  --------------
HEALTH CARE FACILITIES-1.54%
LifePoint Hospitals, Inc. (b)                           388,304       11,653,003
VCA Antech, Inc. (b)                                    398,293       16,628,733
                                                                  --------------
                                                                      28,281,736
                                                                  --------------
HEALTH CARE SERVICES-2.69%
athenahealth Inc. (b)(c)                                 42,637        1,445,821
Chemed Corp.                                            259,067       16,103,605
inVentiv Health Inc. (b)                                400,627       17,555,475
Pediatrix Medical Group, Inc. (b)                       217,561       14,232,840
                                                                  --------------
                                                                      49,337,741
                                                                  --------------
HEALTH CARE TECHNOLOGY-0.89%
Eclipsys Corp. (b)                                      700,352       16,332,209
                                                                  --------------
HOME ENTERTAINMENT SOFTWARE-0.68%
THQ Inc. (b)                                            501,694       12,532,316
                                                                  --------------
HOME FURNISHINGS-0.63%
Tempur-Pedic International Inc. (c)                     321,329       11,487,512
                                                                  --------------
HOTELS, RESORTS & CRUISE LINES-0.58%
Choice Hotels International, Inc.                       281,475       10,603,163
                                                                  --------------
HOUSEHOLD PRODUCTS-1.02%
Church & Dwight Co., Inc.                               398,990       18,768,490
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-0.62%
Korn/Ferry International (b)                            688,106   $   11,360,630
                                                                  --------------
INDUSTRIAL MACHINERY-0.78%
Dynamic Materials Corp. (c)                             297,302       14,237,793
                                                                  --------------
INSURANCE BROKERS-0.82%
National Financial Partners Corp. (c)                   284,120       15,052,678
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES-0.82%
NeuStar, Inc. -Class A (b)                              437,561       15,003,967
                                                                  --------------
INTERNET RETAIL-0.68%
Shutterfly, Inc. (b)(c)                                 391,600       12,495,956
                                                                  --------------
INTERNET SOFTWARE & SERVICES-1.91%
DealerTrack Holdings Inc. (b)                           372,249       15,589,788
Omniture, Inc. (b)(c)                                   234,686        7,115,679
ValueClick, Inc. (b)                                    549,582       12,343,612
                                                                  --------------
                                                                      35,049,079
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-0.70%
Greenhill & Co., Inc. (c)                               211,040       12,883,992
                                                                  --------------
LIFE SCIENCES TOOLS & SERVICES-2.26%
AMAG Pharmaceuticals, Inc. (b)(c)                       107,570        6,153,004
PAREXEL International Corp. (b)                         348,279       14,373,474
Varian Inc. (b)                                         329,955       20,988,438
                                                                  --------------
                                                                      41,514,916
                                                                  --------------
MANAGED HEALTH CARE-0.60%
Magellan Health Services, Inc. (b)                      272,309       11,050,299
                                                                  --------------
MARINE-0.56%
American Commercial Lines Inc. (b)(c)                   432,387       10,260,544
                                                                  --------------
METAL & GLASS CONTAINERS-0.82%
Greif Inc. -Class A                                     249,194       15,121,092
                                                                  --------------
MOVIES & ENTERTAINMENT-1.24%
Live Nation Inc. (b)                                    519,970       11,049,363
Marvel Entertainment, Inc. (b)(c)                       502,194       11,771,427
                                                                  --------------
                                                                      22,820,790
                                                                  --------------
MULTI-LINE INSURANCE-0.60%
HCC Insurance Holdings, Inc.                            383,700       10,989,168
                                                                  --------------
OFFICE REIT'S-0.73%
BioMed Realty Trust, Inc.                               554,425       13,361,642
                                                                  --------------
OFFICE SERVICES & SUPPLIES-0.78%
Interface, Inc. -Class A                                788,324       14,229,248
                                                                  --------------
OIL & GAS DRILLING-0.84%
Unit Corp. (b)                                          319,115       15,445,166
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Small Cap Growth Fund

                                                       SHARES          VALUE
                                                    -----------   --------------
OIL & GAS EQUIPMENT & SERVICES-3.75%
Core Laboratories N.V. (Netherlands)(b)                 162,616   $   20,715,652
Dril-Quip, Inc. (b)                                     308,076       15,203,550
FMC Technologies, Inc. (b)                              377,748       21,780,950
ION Geophysical Corp. (b)(c)                            801,359       11,082,795
                                                                  --------------
                                                                      68,782,947
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION-2.99%
Arena Resources, Inc. (b)(c)                            178,105       11,665,878
Bill Barrett Corp. (b)(c)                               400,810       15,795,922
Carrizo Oil & Gas, Inc. (b)(c)                          338,137       15,168,826
Whiting Petroleum Corp. (b)                             273,110       12,139,739
                                                                  --------------
                                                                      54,770,365
                                                                  --------------
PACKAGED FOODS & MEATS-0.72%
Ralcorp Holdings, Inc. (b)                              237,164       13,238,494
                                                                  --------------
PHARMACEUTICALS-2.49%
Medicines Co. (The) (b)                                 477,376        8,502,067
Medicis Pharmaceutical Corp. -Class A (c)               374,278       11,419,222
MGI Pharma, Inc. (b)                                    348,037        9,668,468
Santarus Inc. (b)(c)                                    550,565        1,458,997
Sciele Pharma, Inc. (b)(c)                              564,205       14,680,614
                                                                  --------------
                                                                      45,729,368
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-1.33%
ProAssurance Corp. (b)(c)                               224,244       12,080,024
Security Capital Assurance Ltd.                         537,926       12,286,230
                                                                  --------------
                                                                      24,366,254
                                                                  --------------
REGIONAL BANKS-2.04%
East West Bancorp, Inc.                                 208,541        7,499,134
SVB Financial Group (b)                                 290,012       13,734,968
Texas Capital Bancshares, Inc. (b)                      356,364        7,747,354
UCBH Holdings, Inc. (c)                                 482,114        8,427,353
                                                                  --------------
                                                                      37,408,809
                                                                  --------------
RESTAURANTS-1.19%
Jack in the Box Inc. (b)                                187,813       12,177,795
P.F. Chang's China Bistro, Inc. (b)(c)                  327,249        9,686,570
                                                                  --------------
                                                                      21,864,365
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-3.06%
FormFactor Inc. (b)                                     275,225       12,211,733
Tessera Technologies Inc. (b)                           453,622       17,010,825
Varian Semiconductor Equipment Associates,
   Inc. (b)                                             504,579       27,005,068
                                                                  --------------
                                                                      56,227,626
                                                                  --------------
SEMICONDUCTORS-4.88%
Cirrus Logic, Inc. (b)                                1,656,420       10,601,088
Diodes Inc. (b)(c)                                      547,093       17,561,685
Microsemi Corp. (b)(c)                                  795,274       22,172,239
Power Integrations, Inc. (b)                            524,760       15,590,620

                                                       SHARES          VALUE
                                                    -----------   --------------
SEMICONDUCTORS-(CONTINUED)
Silicon Laboratories Inc. (b)                           382,743   $   15,983,348
SiRF Technology Holdings, Inc. (b)(c)                   357,758        7,638,133
                                                                  --------------
                                                                      89,547,113
                                                                  --------------
SPECIALIZED CONSUMER SERVICES-0.52%
Jackson Hewitt Tax Service Inc.                         340,996        9,534,248
                                                                  --------------
SPECIALTY STORES-0.55%
Dick's Sporting Goods, Inc. (b)                         151,166       10,150,797
                                                                  --------------
STEEL-1.10%
Carpenter Technology Corp.                              155,148       20,170,791
                                                                  --------------
SYSTEMS SOFTWARE-1.13%
MICROS Systems, Inc. (b)                                318,377       20,716,791
                                                                  --------------
TECHNOLOGY DISTRIBUTORS-0.73%
Tech Data Corp. (b)                                     332,772       13,350,813
                                                                  --------------
TRADING COMPANIES & DISTRIBUTORS-1.45%
TransDigm Group, Inc. (b)                               382,778       17,496,782
WESCO International, Inc. (b)                           211,804        9,094,864
                                                                  --------------
                                                                      26,591,646
                                                                  --------------
TRUCKING-0.69%
Knight Transportation, Inc. (c)                         735,505       12,658,041
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES-2.34%
Dobson Communications Corp. -Class A (b)              1,437,593       18,386,815
SBA Communications Corp. -Class A (b)                   698,205       24,632,672
                                                                  --------------
                                                                      43,019,487
                                                                  --------------
      Total Common Stocks & Other
         Equity Interests
         (Cost $1,327,938,268)                                     1,804,051,008
                                                                  --------------
MONEY MARKET FUNDS-1.99%
Liquid Assets Portfolio -Institutional
   Class(d)                                          18,233,959       18,233,959
Premier Portfolio -Institutional Class(d)            18,233,959       18,233,959
                                                                  --------------
      Total Money Market Funds
         (Cost $36,467,918)                                           36,467,918
                                                                  --------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-100.32%
   (Cost $1,364,406,186)                                           1,840,518,926
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN
MONEY MARKET FUNDS-16.62%
Liquid Assets Portfolio -Institutional Class
   (Cost $304,846,041)(d)(e)                        304,846,041      304,846,041
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Small Cap Growth Fund

                                                       SHARES          VALUE
                                                    -----------   --------------
MONEY MARKET FUNDS -(CONTINUED)
TOTAL INVESTMENTS-116.94%
   (Cost $1,669,252,227)                                           2,145,364,967
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(16.94)%                              (310,795,060)
                                                                  --------------
NET ASSETS-100.00%                                                $1,834,569,907
                                                                  ==============

Investment Abbreviations:

ADR  -- American Depositary Receipt

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at September 30, 2007.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Small Cap Growth Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM Small Cap Growth Fund

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM Small Cap Growth Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                            VALUE        PURCHASES       PROCEEDS        VALUE       DIVIDEND
FUND                       12/31/06       AT COST       FROM SALES      09/30/07      INCOME
----                     -----------   ------------   -------------   -----------   ----------
Liquid Assets
   Portfolio -
   Institutional Class   $ 9,628,286   $161,115,023   $(152,509,350)  $18,233,959   $  667,669
Premier  Portfolio-
   Institutional Class     9,628,286    161,115,023    (152,509,350)   18,233,959      664,840
                         -----------   ------------   -------------   -----------   ----------
   SUBTOTAL              $19,256,572   $322,230,046   $(305,018,700)  $36,467,918   $1,332,509
                         ===========   ============   =============   ===========   ==========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                              VALUE         PURCHASES         PROCEEDS          VALUE       DIVIDEND
FUND                        12/31/06         AT COST         FROM SALES       09/30/07       INCOME*
----                      ------------   --------------   ---------------   ------------   ----------
Liquid Assets
   Portfolio -
   Institutional Class    $245,766,380   $  524,527,937   $  (465,448,276)  $304,846,041   $  814,580
STIC Prime Portfolio -
Institutional Class        245,766,380      195,747,827      (441,514,207)            --      568,751
                          ------------   --------------   ---------------   ------------   ----------
   SUBTOTAL               $491,532,760   $  720,275,764   $  (906,962,483)  $304,846,041   $1,383,331
                          ------------   --------------   ---------------   ------------   ----------
      TOTAL INVESTMENTS
         IN AFFILIATES    $510,789,332   $1,042,505,810   $(1,211,981,183)  $341,313,959   $2,715,840
                          ============   ==============   ===============   ============   ==========

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2007, securities with an aggregate value of $ 296,716,153 were on loan to brokers. The loans were secured by cash collateral of $ 304,846,041 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2007, the Fund received dividends on cash collateral investments of $1,383,331 for securities lending transactions, which are net of compensation to counterparties.

AIM Small Cap Growth Fund

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $ 422,380,003 and $ 546,089,026 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities          $519,589,833
Aggregate unrealized (depreciation) of investment securities         (43,710,731)
                                                                    ------------
Net unrealized appreciation of investment securities                $475,879,102
                                                                    ============

Cost of investments for tax purposes is $ 1,669,485,865.

Item 2. Controls and Procedures.

     (a) As of September 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 14, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Growth Series


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: November 29, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: November 29, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: November 29, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.